JPMorgan Core Bond Trust
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 26.8%
U.S. Treasury Bonds
4.38%, 2/15/2038	447	526
3.50%, 2/15/2039	961	1,016
4.25%, 5/15/2039	3,300	3,816
1.13%, 5/15/2040	11,555	8,194
4.38%, 5/15/2040	11,000	12,849
3.88%, 8/15/2040	21,115	23,095
1.88%, 2/15/2041	7,095	5,685
2.25%, 5/15/2041	18,355	15,615
1.75%, 8/15/2041	980	762
2.00%, 11/15/2041	1,160	942
2.38%, 2/15/2042	11,550	10,000
2.75%, 11/15/2042	3,800	3,468
3.63%, 8/15/2043	5,214	5,455
3.75%, 11/15/2043	238	254
3.00%, 11/15/2044	8,200	7,741
2.88%, 8/15/2045	2,795	2,583
2.25%, 8/15/2046	13,193	10,829
3.00%, 2/15/2047	548	520
3.13%, 5/15/2048	3,757	3,694
2.25%, 8/15/2049	8,965	7,471
2.38%, 11/15/2049	3,700	3,170
2.00%, 2/15/2050	5,329	4,191
1.25%, 5/15/2050	6,152	3,970
1.38%, 8/15/2050	565	377
1.63%, 11/15/2050	8,800	6,286
1.88%, 2/15/2051	19,731	15,024
2.00%, 8/15/2051	16,100	12,633
1.88%, 11/15/2051	7,225	5,505
2.25%, 2/15/2052	10,625	8,887
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028 (a)	300	452
3.63%, 4/15/2028 (a)	799	1,717
2.50%, 1/15/2029 (a)	300	465
U.S. Treasury Notes
1.50%, 2/28/2023	3,000	2,991
1.88%, 8/31/2024	569	560
2.25%, 11/15/2024	400	396
1.75%, 12/31/2024	14,070	13,744
2.88%, 4/30/2025	21,212	21,297
2.13%, 5/15/2025	355	349
0.38%, 12/31/2025	10,000	9,179
0.38%, 1/31/2026	1,840	1,685
0.50%, 2/28/2026	7,870	7,225
2.50%, 2/28/2026	560	554
0.75%, 4/30/2026	1,130	1,044
0.88%, 6/30/2026	3,195	2,956
0.88%, 9/30/2026	21,887	20,148

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.75%, 12/31/2026	9,369	8,937
2.63%, 5/31/2027	12,000	11,892
0.38%, 9/30/2027	4,690	4,117
0.75%, 1/31/2028	4,500	4,000
1.25%, 3/31/2028	9,800	8,941
1.25%, 4/30/2028	17,110	15,590
1.25%, 6/30/2028	27,020	24,550
1.00%, 7/31/2028	9,500	8,486
1.75%, 1/31/2029	3,850	3,588
1.88%, 2/28/2029	12,700	11,931
2.88%, 4/30/2029	30,400	30,386
1.63%, 8/15/2029	130	120
1.50%, 2/15/2030	895	812
0.63%, 8/15/2030	2,345	1,965
1.25%, 8/15/2031	1,040	905
1.38%, 11/15/2031	1,174	1,029
1.88%, 2/15/2032	12,100	11,090
2.88%, 5/15/2032	11,000	11,014
U.S. Treasury STRIPS Bonds
4.43%, 2/15/2023 (b)	23,462	23,195
3.28%, 5/15/2023 (b)	14,070	13,816
2.51%, 8/15/2023 (b)	13,900	13,548
2.78%, 11/15/2023 (b)	1,052	1,018
1.93%, 2/15/2024 (b)	11,355	10,907
1.77%, 8/15/2024 (b)	20,600	19,493
7.81%, 5/15/2026 (b)	1,500	1,346
3.86%, 8/15/2026 (b)	1,592	1,416
2.46%, 11/15/2041 (b)	500	256
Total U.S. Treasury Obligations (Cost $568,542)		513,668
Corporate Bonds — 26.8%
Aerospace & Defense — 0.9%
Airbus SE (France) 3.95%, 4/10/2047 (c)	150	136
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (c)	1,007	826
3.00%, 9/15/2050 (c)	502	366
Boeing Co. (The)
1.17%, 2/4/2023	1,115	1,100
1.95%, 2/1/2024	1,030	1,004
1.43%, 2/4/2024	2,265	2,181
4.88%, 5/1/2025	605	612
2.75%, 2/1/2026	995	937
2.20%, 2/4/2026	1,385	1,268
3.10%, 5/1/2026	320	305
5.04%, 5/1/2027	960	965
3.25%, 3/1/2028	840	771
5.15%, 5/1/2030	940	935
5.71%, 5/1/2040	745	734

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
L3Harris Technologies, Inc. 1.80%, 1/15/2031	840	689
Leidos, Inc. 2.30%, 2/15/2031	465	386
Northrop Grumman Corp. 3.25%, 1/15/2028	200	194
Raytheon Technologies Corp.
3.20%, 3/15/2024	350	352
4.50%, 6/1/2042	2,799	2,809
4.15%, 5/15/2045	543	506
4.35%, 4/15/2047	199	192
		17,268
Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	122	120
Auto Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	445	363
Automobiles — 0.5%
General Motors Co. 6.13%, 10/1/2025	515	545
Hyundai Capital America
1.15%, 11/10/2022 (c)	1,500	1,489
1.80%, 10/15/2025 (c)	490	453
1.30%, 1/8/2026 (c)	425	383
1.50%, 6/15/2026 (c)	775	694
3.00%, 2/10/2027 (c)	355	333
2.38%, 10/15/2027 (c)	530	475
1.80%, 1/10/2028 (c)	805	694
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (c)	2,393	2,281
4.81%, 9/17/2030 (c)	1,102	1,034
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (c)	785	648
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (c)	705	617
		9,646
Banks — 4.9%
ABN AMRO Bank NV (Netherlands)
4.75%, 7/28/2025 (c)	709	717
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (c) (d)	800	700
AIB Group plc (Ireland) 4.75%, 10/12/2023 (c)	1,165	1,173
ANZ New Zealand Int'l Ltd. (New Zealand) 2.55%, 2/13/2030 (c)	778	693
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (c)	263	263
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (c)	1,250	1,019
Banco Santander SA (Spain)
3.13%, 2/23/2023	400	400
2.75%, 5/28/2025	800	770
1.85%, 3/25/2026	1,000	914
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	400	356
2.75%, 12/3/2030	600	497
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.22%, 11/22/2032 (d)	1,000	828

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (d)	547	549
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (d)	526	517
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (d)	590	540
(SOFR + 0.96%), 1.73%, 7/22/2027 (d)	545	496
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	1,700	1,661
(SOFR + 1.58%), 4.38%, 4/27/2028 (d)	1,500	1,511
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	6,211	5,936
(SOFR + 2.15%), 2.59%, 4/29/2031 (d)	1,510	1,326
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	1,120	961
(SOFR + 1.33%), 2.97%, 2/4/2033 (d)	435	386
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	3,685	2,840
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (c) (d)	755	667
Bank of Montreal (Canada) 1.85%, 5/1/2025	950	906
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (c)	540	544
2.38%, 11/21/2024 (c)	813	788
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (d)	1,452	1,392
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (d)	585	493
BNP Paribas SA (France)
3.38%, 1/9/2025 (c)	425	420
(SOFR + 2.07%), 2.22%, 6/9/2026 (c) (d)	407	382
(SOFR + 1.00%), 1.32%, 1/13/2027 (c) (d)	323	288
(SOFR + 1.22%), 2.16%, 9/15/2029 (c) (d)	1,746	1,502
(SOFR + 1.51%), 3.05%, 1/13/2031 (c) (d)	765	680
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (c) (d)	1,200	978
BNZ International Funding Ltd. (New Zealand) 2.65%, 11/3/2022 (c)	632	634
Citigroup, Inc.
4.40%, 6/10/2025	865	874
4.30%, 11/20/2026	1,200	1,204
6.63%, 1/15/2028	250	281
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	1,573	1,526
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	2,145	1,836
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	885	749
(SOFR + 1.35%), 3.06%, 1/25/2033 (d)	719	635
(SOFR + 1.38%), 2.90%, 11/3/2042 (d)	298	231
Citizens Bank NA 3.70%, 3/29/2023	720	725
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (c)	525	411
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	787
3.75%, 7/21/2026	945	921
Credit Agricole SA (France)
4.38%, 3/17/2025 (c)	1,250	1,252
(SOFR + 1.68%), 1.91%, 6/16/2026 (c) (d)	500	466
(SOFR + 0.89%), 1.25%, 1/26/2027 (c) (d)	1,500	1,338

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
2.81%, 1/11/2041 (c)	470	339
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (c) (d)	2,110	2,089
Discover Bank
3.35%, 2/6/2023	343	344
4.25%, 3/13/2026	1,205	1,202
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (d)	1,054	1,058
3.90%, 5/25/2026	200	198
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (d)	939	936
(SOFR + 1.29%), 1.59%, 5/24/2027 (d)	550	492
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (d)	904	881
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	1,215	1,064
(SOFR + 1.29%), 2.21%, 8/17/2029 (d)	815	706
(SOFR + 1.95%), 2.36%, 8/18/2031 (d)	1,160	968
6.10%, 1/14/2042	700	790
HSBC USA, Inc. 3.75%, 5/24/2024	790	794
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (d)	705	637
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (d)	225	228
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	612	611
4.58%, 12/10/2025	400	402
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (d)	770	759
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	980	884
4.38%, 3/22/2028	475	473
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.75%, 7/18/2039	760	684
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (d)	875	831
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (d)	1,057	937
(SOFR + 1.57%), 2.87%, 9/13/2030 (d)	720	642
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (c) (d)	1,025	952
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (d)	480	481
4.80%, 4/5/2026	2,010	2,035
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)	690	690
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (d)	900	880
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	240	234
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (c)	435	392
Nordea Bank Abp (Finland)
4.25%, 9/21/2022 (c)	945	950
1.50%, 9/30/2026 (c)	556	501
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	337	345
Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.99%), 1.67%, 6/14/2027 (d)	930	832
Societe Generale SA (France)
5.00%, 1/17/2024 (c)	370	375
4.25%, 8/19/2026 (c)	1,742	1,706

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (c) (d)	2,205	1,970
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (c) (d)	395	351
3.00%, 1/22/2030 (c)	235	205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (c) (d)	915	758
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 4.03%, 1/21/2043 (c) (d)	755	570
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024 (c)	700	714
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (c) (d)	400	401
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (c) (d)	570	547
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (c) (d)	485	434
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (c) (d)	200	193
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (c)	500	506
1.47%, 7/8/2025	542	506
2.63%, 7/14/2026	872	826
3.04%, 7/16/2029	1,315	1,201
Truist Financial Corp. 4.00%, 5/1/2025	265	269
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (c) (d)	905	822
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (c) (d)	665	587
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (c) (d)	200	191
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (c) (d)	300	303
US Bancorp 7.50%, 6/1/2026	1,277	1,450
Wells Fargo & Co.
4.48%, 1/16/2024	702	719
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (d)	1,827	1,768
4.65%, 11/4/2044	1,180	1,125
4.40%, 6/14/2046	300	279
Westpac Banking Corp. (Australia) 3.13%, 11/18/2041	882	670
		94,650
Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	2,583	2,614
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	67
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.44%, 10/6/2048	780	725
4.60%, 6/1/2060	375	349
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	790	720
1.85%, 9/1/2032	675	544
Constellation Brands, Inc.
4.40%, 11/15/2025	325	331
5.25%, 11/15/2048	220	224
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	259
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	1,060	872

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — continued
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	36	37
3.43%, 6/15/2027	250	244
		6,986
Biotechnology — 0.5%
AbbVie, Inc.
2.80%, 3/15/2023	525	526
3.85%, 6/15/2024	443	448
3.20%, 11/21/2029	1,832	1,722
4.05%, 11/21/2039	1,809	1,683
4.63%, 10/1/2042	480	464
4.40%, 11/6/2042	790	753
4.45%, 5/14/2046	190	181
Amgen, Inc. 3.00%, 1/15/2052	845	629
Baxalta, Inc. 5.25%, 6/23/2045	50	53
Biogen, Inc. 2.25%, 5/1/2030	609	515
Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	936
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,050
		8,960
Building Products — 0.0% ^
Masco Corp.
2.00%, 10/1/2030	340	278
6.50%, 8/15/2032	600	670
		948
Capital Markets — 2.3%
Bank of New York Mellon Corp. (The) 2.80%, 5/4/2026	254	248
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (c)	429	400
Blackstone Secured Lending Fund 3.65%, 7/14/2023	795	799
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	329
4.85%, 3/29/2029	411	421
4.70%, 9/20/2047	88	83
Credit Suisse AG (Switzerland)
3.63%, 9/9/2024	402	401
Series FXD, 3.70%, 2/21/2025	940	936
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	800	803
(SOFR + 1.56%), 2.59%, 9/11/2025 (c) (d)	250	239
(SOFR + 2.04%), 2.19%, 6/5/2026 (c) (d)	490	454
(SOFR + 0.98%), 1.31%, 2/2/2027 (c) (d)	1,360	1,193
4.28%, 1/9/2028 (c)	1,162	1,118
(SOFR + 1.73%), 3.09%, 5/14/2032 (c) (d)	840	704
Deutsche Bank AG (Germany)
3.30%, 11/16/2022	1,000	1,001
(SOFR + 2.16%), 2.22%, 9/18/2024 (d)	1,225	1,194
(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	780	713

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	1,300	1,156
FMR LLC 6.45%, 11/15/2039 (c)	500	580
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,415	1,433
3.50%, 11/16/2026	469	463
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	2,900	2,620
(SOFR + 0.91%), 1.95%, 10/21/2027 (d)	780	711
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	1,260	1,175
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	3,776	3,676
(SOFR + 1.09%), 1.99%, 1/27/2032 (d)	880	723
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	1,000	862
(SOFR + 1.25%), 2.38%, 7/21/2032 (d)	1,055	886
6.75%, 10/1/2037	685	801
Jefferies Group LLC 6.45%, 6/8/2027	749	811
Macquarie Bank Ltd. (Australia)
4.00%, 7/29/2025 (c)	1,000	1,009
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (c) (d)	575	472
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (c) (d)	510	457
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (c) (d)	700	707
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (d)	985	941
3.63%, 1/20/2027	2,470	2,442
(SOFR + 1.00%), 2.48%, 1/21/2028 (d)	960	894
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	440	361
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (d)	1,265	1,238
4.30%, 1/27/2045	485	457
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	1,094	1,061
2.68%, 7/16/2030	700	598
S&P Global, Inc. 2.90%, 3/1/2032 (c)	791	722
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (c) (d)	200	200
4.13%, 9/24/2025 (c)	300	302
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (c) (d)	1,838	1,856
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (c) (d)	255	227
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (c) (d)	965	879
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (c) (d)	1,480	1,217
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (c) (d)	360	306
		43,279
Chemicals — 0.2%
Albemarle Corp. 5.45%, 12/1/2044	150	148
DuPont de Nemours, Inc. 5.32%, 11/15/2038	980	1,022
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	365	359
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	175
4.13%, 3/15/2035	455	436

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
5.00%, 4/1/2049	230	239
Union Carbide Corp. 7.75%, 10/1/2096	850	1,106
		3,485
Commercial Services & Supplies — 0.0% ^
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	255
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,250
2.35%, 1/15/2032	1,095	886
		2,136
Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (c)	417	420
5.13%, 5/18/2045 (c)	893	916
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	746
		2,082
Consumer Finance — 1.4%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	2,420	2,428
2.88%, 8/14/2024	600	581
6.50%, 7/15/2025	246	257
1.75%, 1/30/2026	860	768
2.45%, 10/29/2026	560	501
3.00%, 10/29/2028	690	605
3.30%, 1/30/2032	655	553
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (c)	450	423
5.50%, 1/15/2026 (c)	1,000	998
2.13%, 2/21/2026 (c)	620	554
4.25%, 4/15/2026 (c)	1,200	1,148
4.38%, 5/1/2026 (c)	820	789
2.53%, 11/18/2027 (c)	7,294	6,297
Capital One Financial Corp.
3.20%, 2/5/2025	1,069	1,057
4.20%, 10/29/2025	250	251
(SOFR + 2.06%), 4.93%, 5/10/2028 (d)	782	794
(SOFR + 1.27%), 2.62%, 11/2/2032 (d)	920	759
General Motors Financial Co., Inc.
1.20%, 10/15/2024	470	444
3.80%, 4/7/2025	685	684
1.25%, 1/8/2026	1,781	1,601
4.35%, 1/17/2027	430	423
2.35%, 1/8/2031	520	420
2.70%, 6/10/2031	910	751

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (c)	1,385	1,387
5.50%, 2/15/2024 (c)	1,626	1,641
		26,114
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (c)	1,246	1,133
Packaging Corp. of America 4.05%, 12/15/2049	845	745
WRKCo, Inc.
3.75%, 3/15/2025	400	401
3.90%, 6/1/2028	170	168
		2,447
Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	455
University of Miami Series 2022, 4.06%, 4/1/2052	480	438
University of Southern California Series A, 3.23%, 10/1/2120	570	380
		1,273
Diversified Financial Services — 0.4%
CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (c)	1,215	1,172
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (c)	1,436	1,427
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (c)	539	541
Mitsubishi HC Capital, Inc. (Japan) 2.65%, 9/19/2022 (c)	606	606
ORIX Corp. (Japan) 2.90%, 7/18/2022	553	554
Shell International Finance BV (Netherlands) 2.38%, 11/7/2029	2,280	2,068
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (c)	513	508
		6,876
Diversified Telecommunication Services — 0.6%
AT&T, Inc.
2.30%, 6/1/2027	2,340	2,184
1.65%, 2/1/2028	250	221
3.50%, 6/1/2041	646	545
3.55%, 9/15/2055	2,984	2,389
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (c)	335	272
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (c)	232	228
Verizon Communications, Inc.
2.10%, 3/22/2028	795	723
4.33%, 9/21/2028	962	979
2.36%, 3/15/2032	787	678
2.65%, 11/20/2040	988	762
3.40%, 3/22/2041	1,060	915
3.70%, 3/22/2061	1,045	868
		10,764
Electric Utilities — 2.0%
Alabama Power Co. 6.13%, 5/15/2038	239	274
Arizona Public Service Co. 5.05%, 9/1/2041	200	195

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	376	318
2.90%, 6/15/2050	450	343
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (c)	1,234	1,222
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	123
Duke Energy Corp. 3.75%, 9/1/2046	985	816
Duke Energy Progress LLC
4.10%, 5/15/2042	273	255
4.10%, 3/15/2043	125	116
2.90%, 8/15/2051	820	629
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (c)	750	715
Edison International 3.55%, 11/15/2024	1,591	1,578
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	647
Entergy Arkansas LLC
3.50%, 4/1/2026	175	174
2.65%, 6/15/2051	415	302
Entergy Corp. 2.95%, 9/1/2026	336	324
Entergy Louisiana LLC
3.05%, 6/1/2031	629	579
2.90%, 3/15/2051	490	373
Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,474
Evergy, Inc. 2.90%, 9/15/2029	985	889
Fells Point Funding Trust 3.05%, 1/31/2027 (c)	2,405	2,272
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (c)	240	204
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	481
Hydro-Quebec (Canada) 8.05%, 7/7/2024	350	385
ITC Holdings Corp.
2.70%, 11/15/2022	900	901
2.95%, 5/14/2030 (c)	440	396
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (c)	560	561
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	704	725
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (c)	315	312
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	120
5.45%, 5/15/2041	305	316
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (c)	493	489
1.96%, 6/27/2030 (c)	1,000	843
NRG Energy, Inc.
2.00%, 12/2/2025 (c)	710	662
2.45%, 12/2/2027 (c)	795	701
4.45%, 6/15/2029 (c)	615	583
OGE Energy Corp. 0.70%, 5/26/2023	560	547
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	675	661
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	121
Pacific Gas and Electric Co.
1.37%, 3/10/2023	2,135	2,086

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
1.70%, 11/15/2023	690	671
3.25%, 2/16/2024	2,060	2,031
3.45%, 7/1/2025	795	764
2.95%, 3/1/2026	500	465
4.20%, 6/1/2041	695	537
3.75%, 8/15/2042 (e)	308	221
4.30%, 3/15/2045	525	396
PECO Energy Co. 2.80%, 6/15/2050	410	310
Pennsylvania Electric Co. 3.25%, 3/15/2028 (c)	150	141
Pepco Holdings LLC 7.45%, 8/15/2032	316	375
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	640	651
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,311
Progress Energy, Inc. 7.00%, 10/30/2031	300	349
Public Service Co. of Colorado 3.55%, 6/15/2046	214	182
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	2,889
Public Service Electric and Gas Co. 5.38%, 11/1/2039	317	344
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	400	385
Series 08-A, 5.95%, 2/1/2038	200	216
4.05%, 3/15/2042	552	474
Southwestern Public Service Co. 4.50%, 8/15/2041	200	195
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	341
		37,960
Electrical Equipment — 0.0% ^
Eaton Corp.
7.63%, 4/1/2024	300	324
4.00%, 11/2/2032	170	169
		493
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	190	192
3.25%, 9/8/2024	219	217
3.88%, 1/12/2028	442	430
Corning, Inc. 3.90%, 11/15/2049	1,043	898
		1,737
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	300	309
Halliburton Co. 4.75%, 8/1/2043	540	508
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (c)	13	13
3.90%, 5/17/2028 (c)	1,126	1,100
		1,930
Entertainment — 0.1%
Activision Blizzard, Inc. 1.35%, 9/15/2030	842	694

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — continued
Walt Disney Co. (The)
8.88%, 4/26/2023	430	453
6.20%, 12/15/2034	100	118
		1,265
Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	134
2.00%, 5/18/2032	980	799
4.00%, 2/1/2050	653	566
American Campus Communities Operating Partnership LP 3.63%, 11/15/2027	500	499
American Tower Corp.
5.00%, 2/15/2024	974	1,000
3.38%, 10/15/2026	312	302
1.50%, 1/31/2028	1,215	1,039
2.10%, 6/15/2030	630	518
1.88%, 10/15/2030	1,090	873
3.70%, 10/15/2049	935	745
3.10%, 6/15/2050	496	358
2.95%, 1/15/2051	324	228
Boston Properties LP
3.20%, 1/15/2025	532	526
3.65%, 2/1/2026	483	478
Brixmor Operating Partnership LP
3.85%, 2/1/2025	400	399
2.25%, 4/1/2028	840	740
2.50%, 8/16/2031	425	349
Corporate Office Properties LP 2.00%, 1/15/2029	335	280
Crown Castle International Corp. 4.00%, 3/1/2027	264	262
Digital Realty Trust LP 3.70%, 8/15/2027	252	244
Duke Realty LP
3.25%, 6/30/2026	239	234
2.88%, 11/15/2029	380	349
Equinix, Inc. 2.90%, 11/18/2026	1,130	1,070
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,717
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	1,604	1,435
2.00%, 3/15/2031	610	493
Healthpeak Properties, Inc.
3.40%, 2/1/2025	17	17
3.50%, 7/15/2029	772	738
Life Storage LP
4.00%, 6/15/2029	859	822
2.40%, 10/15/2031	485	399
Mid-America Apartments LP 3.95%, 3/15/2029	920	900
National Retail Properties, Inc.
4.00%, 11/15/2025	783	790
4.30%, 10/15/2028	620	617

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Office Properties Income Trust
4.00%, 7/15/2022	784	784
2.40%, 2/1/2027	980	841
3.45%, 10/15/2031	490	380
Physicians Realty LP 2.63%, 11/1/2031	505	424
Prologis LP 3.00%, 4/15/2050	905	711
Public Storage
1.95%, 11/9/2028	615	546
2.25%, 11/9/2031	516	443
Realty Income Corp. 1.80%, 3/15/2033	530	417
Regency Centers LP 2.95%, 9/15/2029	745	669
Sabra Health Care LP 3.20%, 12/1/2031	825	680
Safehold Operating Partnership LP 2.80%, 6/15/2031	2,940	2,454
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (c)	420	415
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (c) (d)	1,320	1,252
SITE Centers Corp. 4.70%, 6/1/2027	330	331
UDR, Inc.
2.95%, 9/1/2026	382	365
3.00%, 8/15/2031	305	271
2.10%, 8/1/2032	640	516
Ventas Realty LP
3.50%, 2/1/2025	242	240
4.13%, 1/15/2026	114	115
3.25%, 10/15/2026	292	282
3.85%, 4/1/2027	554	548
Welltower, Inc.
2.70%, 2/15/2027	414	392
6.50%, 3/15/2041	350	408
WP Carey, Inc.
4.25%, 10/1/2026	350	354
2.25%, 4/1/2033	1,180	940
		34,698
Food & Staples Retailing — 0.3%
7-Eleven, Inc.
1.30%, 2/10/2028 (c)	565	482
2.50%, 2/10/2041 (c)	574	409
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (c)	1,275	996
3.63%, 5/13/2051 (c)	1,420	1,066
CVS Pass-Through Trust
5.93%, 1/10/2034 (c)	761	812
Series 2013, 4.70%, 1/10/2036 (c)	588	593
Kroger Co. (The) 5.00%, 4/15/2042	1,100	1,103
		5,461

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — 0.3%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	1,565	1,357
Campbell Soup Co. 3.13%, 4/24/2050	315	234
Conagra Brands, Inc. 5.30%, 11/1/2038	220	218
Kraft Heinz Foods Co.
4.63%, 10/1/2039	850	784
4.38%, 6/1/2046	629	552
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	156
Smithfield Foods, Inc. 3.00%, 10/15/2030 (c)	1,500	1,291
Tyson Foods, Inc.
4.88%, 8/15/2034	300	306
5.15%, 8/15/2044	210	216
		5,114
Gas Utilities — 0.1%
Atmos Energy Corp.
0.63%, 3/9/2023	430	425
4.15%, 1/15/2043	828	762
4.13%, 10/15/2044	125	115
Boston Gas Co. 4.49%, 2/15/2042 (c)	308	284
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (c)	440	372
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	351	426
4.80%, 3/15/2047 (c)	367	339
		2,723
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	416
Becton Dickinson and Co. 4.67%, 6/6/2047	365	356
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	867
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	1,137	979
		2,618
Health Care Providers & Services — 0.8%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	710	608
Aetna, Inc. 6.75%, 12/15/2037	440	528
Anthem, Inc.
4.63%, 5/15/2042	500	499
4.65%, 1/15/2043	535	536
4.65%, 8/15/2044	100	99
Ascension Health Series B, 2.53%, 11/15/2029	430	388
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	627
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	475
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	412
Cigna Corp. 4.50%, 2/25/2026	300	308
CommonSpirit Health
1.55%, 10/1/2025	555	515
2.78%, 10/1/2030	550	484
3.91%, 10/1/2050	545	442
CVS Health Corp. 4.30%, 3/25/2028	171	173

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	1,084
HCA, Inc.
5.25%, 6/15/2026	1,680	1,741
5.13%, 6/15/2039	725	704
5.50%, 6/15/2047	190	188
3.50%, 7/15/2051	414	309
4.63%, 3/15/2052 (c)	461	406
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	220
Memorial Health Services 3.45%, 11/1/2049	1,340	1,150
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	189
MidMichigan Health Series 2020, 3.41%, 6/1/2050	310	255
Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	149
Texas Health Resources 4.33%, 11/15/2055	300	289
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	738
3.25%, 5/15/2051	560	467
Universal Health Services, Inc. 2.65%, 10/15/2030 (c)	1,366	1,155
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	550
		15,688
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp. 4.70%, 12/9/2035	700	724
Household Durables — 0.1%
Lennar Corp. 4.50%, 4/30/2024	365	370
MDC Holdings, Inc. 3.97%, 8/6/2061	1,100	686
		1,056
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust 1.84%, 11/15/2023 (c)	1,000	963
Constellation Energy Generation LLC 5.75%, 10/1/2041	235	233
Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	417	372
		1,568
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,936	1,909
Insurance — 1.1%
AIA Group Ltd. (Hong Kong)
3.60%, 4/9/2029 (c)	445	434
3.20%, 9/16/2040 (c)	520	423
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (c)	520	622
Assurant, Inc. 4.20%, 9/27/2023	660	669
Athene Global Funding
0.95%, 1/8/2024 (c)	850	813
2.50%, 1/14/2025 (c)	239	229
1.45%, 1/8/2026 (c)	865	783
2.95%, 11/12/2026 (c)	3,475	3,268
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	1,000	984

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
3.85%, 3/15/2052	845	770
Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,514
CNA Financial Corp. 3.95%, 5/15/2024	463	468
Corebridge Financial, Inc.
3.65%, 4/5/2027 (c)	770	750
3.85%, 4/5/2029 (c)	545	523
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (c) (d) (f) (g)	526	508
F&G Global Funding 1.75%, 6/30/2026 (c)	750	680
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (c)	208	195
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	430
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	367
Intact US Holdings, Inc. 4.60%, 11/9/2022	500	503
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (c)	408	411
3.95%, 10/15/2050 (c)	900	732
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (c)	100	111
Markel Corp. 3.50%, 11/1/2027	200	196
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (c)	795	713
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (c) (d)	266	231
Prudential Financial, Inc. 3.91%, 12/7/2047	300	268
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (c)	1,750	1,976
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (c) (d)	600	588
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (c)	400	372
		20,531
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 3.95%, 4/13/2052	1,760	1,696
IT Services — 0.2%
CGI, Inc. (Canada)
1.45%, 9/14/2026 (c)	843	756
2.30%, 9/14/2031 (c)	1,515	1,238
Fiserv, Inc.
3.20%, 7/1/2026	395	383
4.40%, 7/1/2049	375	336
Global Payments, Inc.
3.20%, 8/15/2029	945	854
2.90%, 5/15/2030	273	239
2.90%, 11/15/2031	522	444
		4,250
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	1,375	1,172
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	446
Otis Worldwide Corp. 2.57%, 2/15/2030	1,430	1,258

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — continued
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	546
Xylem, Inc. 3.25%, 11/1/2026	197	194
		2,444
Media — 0.6%
Charter Communications Operating LLC
6.38%, 10/23/2035	528	561
4.80%, 3/1/2050	1,475	1,268
3.70%, 4/1/2051	1,120	811
Comcast Corp.
3.95%, 10/15/2025	696	710
3.55%, 5/1/2028	443	438
4.20%, 8/15/2034	555	559
3.25%, 11/1/2039	715	622
3.45%, 2/1/2050	609	512
2.89%, 11/1/2051 (c)	1,086	824
2.94%, 11/1/2056 (c)	1,079	805
2.99%, 11/1/2063 (c)	908	656
Cox Communications, Inc. 2.95%, 10/1/2050 (c)	635	446
Discovery Communications LLC
5.20%, 9/20/2047	175	160
4.00%, 9/15/2055	784	594
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	221	223
6.13%, 1/31/2046	200	226
Paramount Global
4.00%, 1/15/2026	792	797
4.85%, 7/1/2042	140	124
Time Warner Cable LLC
6.55%, 5/1/2037	400	423
5.50%, 9/1/2041	359	334
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	847
		11,940
Metals & Mining — 0.2%
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	340
Glencore Funding LLC (Australia) 4.13%, 5/30/2023 (c)	454	458
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,500	2,321
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	629
		3,748
Multiline Retail — 0.1%
Kohl's Corp. 3.38%, 5/1/2031	848	757
Nordstrom, Inc. 4.25%, 8/1/2031	1,243	1,048
		1,805
Multi-Utilities — 0.3%
CMS Energy Corp. 3.00%, 5/15/2026	475	461
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	207

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	920	959
NiSource, Inc.
1.70%, 2/15/2031	740	594
5.80%, 2/1/2042	1,256	1,277
San Diego Gas & Electric Co.
6.00%, 6/1/2026	275	301
3.95%, 11/15/2041	379	340
2.95%, 8/15/2051	1,050	822
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	247
Series 21A, 3.15%, 9/30/2051	420	311
		5,519
Oil, Gas & Consumable Fuels — 1.9%
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (c)	732	726
BP Capital Markets America, Inc. 2.94%, 6/4/2051	1,995	1,509
BP Capital Markets plc (United Kingdom) 3.51%, 3/17/2025	451	455
Buckeye Partners LP 5.85%, 11/15/2043	770	600
Cameron LNG LLC 3.70%, 1/15/2039 (c)	961	844
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	1,490	1,550
5.13%, 6/30/2027	605	623
2.74%, 12/31/2039	515	423
Coterra Energy, Inc. 3.90%, 5/15/2027 (c)	935	920
Devon Energy Corp. 5.25%, 9/15/2024	790	816
Diamondback Energy, Inc. 3.25%, 12/1/2026	570	564
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049 (c)	807	670
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	226	231
4.13%, 1/16/2025	533	518
Energy Transfer LP
4.75%, 1/15/2026	917	932
3.90%, 7/15/2026	244	239
5.50%, 6/1/2027	115	119
4.95%, 5/15/2028	325	327
4.15%, 9/15/2029	594	566
6.10%, 2/15/2042	400	393
5.30%, 4/1/2044	170	156
6.25%, 4/15/2049	800	816
Eni SpA (Italy) 5.70%, 10/1/2040 (c)	925	980
Enterprise Products Operating LLC
3.90%, 2/15/2024	475	480
3.70%, 2/15/2026	506	507
Exxon Mobil Corp.
3.00%, 8/16/2039	895	767
3.57%, 3/6/2045	1,215	1,071
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (c)	1,425	1,243

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.32%, 12/30/2039 (c)	545	454
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (c)	1,081	912
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (c)	535	525
2.60%, 10/15/2025 (c)	2,450	2,318
HF Sinclair Corp.
2.63%, 10/1/2023 (c)	1,275	1,244
5.88%, 4/1/2026 (c)	577	590
Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (c)	497	452
Magellan Midstream Partners LP 3.20%, 3/15/2025	353	346
Marathon Petroleum Corp. 4.70%, 5/1/2025	380	390
ONEOK Partners LP
3.38%, 10/1/2022	151	151
5.00%, 9/15/2023	334	340
6.65%, 10/1/2036	350	371
Phillips 66 Co. 3.15%, 12/15/2029 (c)	985	911
Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	881
Plains All American Pipeline LP
5.15%, 6/1/2042	460	406
4.70%, 6/15/2044	610	513
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (c)	200	194
1.63%, 11/24/2025 (c)	278	261
Spectra Energy Partners LP 4.50%, 3/15/2045	495	455
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,400
Targa Resources Corp. 4.20%, 2/1/2033	400	379
Texas Eastern Transmission LP
2.80%, 10/15/2022 (c)	554	554
3.50%, 1/15/2028 (c)	90	87
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	1,200	993
3.46%, 7/12/2049	815	700
3.13%, 5/29/2050	1,180	949
Valero Energy Corp.
2.15%, 9/15/2027	830	752
7.50%, 4/15/2032	175	209
		36,782
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	1,880	1,720
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2029 (c)	1,075	1,026
		2,746
Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	376
4.00%, 9/18/2042	240	232
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	545	536

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Mylan, Inc. 5.40%, 11/29/2043	520	471
Royalty Pharma plc
0.75%, 9/2/2023	945	918
1.20%, 9/2/2025	353	324
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,675
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	895	935
3.03%, 7/9/2040	1,265	1,021
3.18%, 7/9/2050	590	455
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	300	293
Viatris, Inc. 3.85%, 6/22/2040	567	441
Zoetis, Inc. 2.00%, 5/15/2030	760	656
		8,333
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	482
4.38%, 9/1/2042	375	366
5.15%, 9/1/2043	769	824
3.55%, 2/15/2050	465	399
CSX Corp.
5.50%, 4/15/2041	150	164
4.10%, 3/15/2044	190	172
4.75%, 11/15/2048	600	611
3.35%, 9/15/2049	95	77
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	515	518
Kansas City Southern 4.70%, 5/1/2048	712	697
Norfolk Southern Corp. 4.05%, 8/15/2052	600	545
Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (c)	1,131	1,143
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (c)	1,105	1,045
		7,043
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc. 2.80%, 10/1/2041	896	727
Broadcom, Inc.
1.95%, 2/15/2028 (c)	2,500	2,173
3.14%, 11/15/2035 (c)	1,413	1,154
KLA Corp. 3.30%, 3/1/2050	600	495
Microchip Technology, Inc.
0.97%, 2/15/2024	1,290	1,236
0.98%, 9/1/2024 (c)	1,400	1,316
NXP BV (China)
2.50%, 5/11/2031	1,405	1,181
3.25%, 5/11/2041	1,445	1,115
TSMC Arizona Corp. (Taiwan) 4.50%, 4/22/2052	680	677
Xilinx, Inc. 2.38%, 6/1/2030	895	797
		10,871

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — 0.4%
Microsoft Corp.
3.50%, 2/12/2035	291	285
2.92%, 3/17/2052	1,118	932
3.04%, 3/17/2062	268	218
Oracle Corp.
2.30%, 3/25/2028	1,405	1,240
4.30%, 7/8/2034	82	75
3.80%, 11/15/2037	500	414
3.60%, 4/1/2040	1,600	1,243
4.38%, 5/15/2055	900	720
Roper Technologies, Inc.
1.40%, 9/15/2027	1,370	1,204
2.00%, 6/30/2030	570	476
VMware, Inc. 4.65%, 5/15/2027	550	561
Workday, Inc. 3.50%, 4/1/2027	1,179	1,157
		8,525
Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	690	554
Lowe's Cos., Inc. 2.63%, 4/1/2031	2,760	2,429
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	432	427
		3,410
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.45%, 2/9/2045	1,130	1,020
3.85%, 8/4/2046	569	547
3.75%, 11/13/2047	150	142
2.70%, 8/5/2051	855	669
Dell International LLC
5.45%, 6/15/2023	127	129
6.02%, 6/15/2026	2,132	2,251
3.45%, 12/15/2051 (c)	167	121
HP, Inc. 3.00%, 6/17/2027	665	630
		5,509
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
4.63%, 7/11/2024 (c)	800	807
1.00%, 1/20/2026 (c)	1,005	904
(SOFR + 1.52%), 1.65%, 10/6/2026 (c) (d)	690	629
3.38%, 12/2/2026	400	390
(SOFR + 1.31%), 2.28%, 1/20/2032 (c) (d)	730	599
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (c)	1,000	903
		4,232
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,371

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	780	674
4.39%, 8/15/2037	1,730	1,477
3.73%, 9/25/2040	520	385
4.54%, 8/15/2047	265	208
3.98%, 9/25/2050	815	585
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	105
		4,805
Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.38%, 7/1/2025	476	461
2.88%, 1/15/2026	1,000	941
3.75%, 6/1/2026	526	508
1.88%, 8/15/2026	960	856
3.25%, 10/1/2029	2,080	1,821
Aviation Capital Group LLC
3.88%, 5/1/2023 (c)	490	489
5.50%, 12/15/2024 (c)	1,047	1,065
BOC Aviation Ltd. (Singapore)
2.75%, 9/18/2022 (c)	450	450
3.50%, 10/10/2024 (c)	310	309
International Lease Finance Corp. 5.88%, 8/15/2022	506	509
		7,409
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	795	762
3.45%, 5/1/2050	1,096	909
		1,671
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	880	846
4.38%, 4/22/2049	441	422
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (c)	745	692
T-Mobile USA, Inc.
3.88%, 4/15/2030	1,980	1,904
3.60%, 11/15/2060 (c)	915	704
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	496	497
4.88%, 6/19/2049	1,105	1,064
		6,129
Total Corporate Bonds (Cost $563,088)		513,166
Mortgage-Backed Securities — 17.4%
FHLMC
Pool # 846812 ARM, 2.48%, 4/1/2030 (a)	4	4

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 781087 ARM, 2.36%, 12/1/2033 (a)	110	110
Pool # 1B1665 ARM, 2.86%, 4/1/2034 (a)	68	68
Pool # 847356 ARM, 2.69%, 12/1/2034 (a)	49	49
Pool # 782979 ARM, 2.37%, 1/1/2035 (a)	94	97
Pool # 1Q0025 ARM, 2.01%, 2/1/2036 (a)	30	31
Pool # 848431 ARM, 2.37%, 2/1/2036 (a)	50	52
Pool # 1L1286 ARM, 3.25%, 5/1/2036 (a)	12	12
Pool # 848365 ARM, 2.33%, 7/1/2036 (a)	53	55
Pool # 1G2539 ARM, 1.85%, 10/1/2036 (a)	10	10
Pool # 1A1096 ARM, 2.31%, 10/1/2036 (a)	98	101
Pool # 1J1348 ARM, 2.45%, 10/1/2036 (a)	63	63
Pool # 1G2671 ARM, 1.97%, 11/1/2036 (a)	80	80
Pool # 782760 ARM, 2.31%, 11/1/2036 (a)	68	71
Pool # 1J1634 ARM, 1.91%, 12/1/2036 (a)	53	55
Pool # 1Q0739 ARM, 2.24%, 3/1/2037 (a)	67	70
Pool # 848699 ARM, 2.10%, 7/1/2040 (a)	116	120
FHLMC Gold Pools, 20 Year Pool # C91403 3.50%, 3/1/2032	124	125
FHLMC Gold Pools, 30 Year
Pool # C68485 7.00%, 7/1/2032	16	17
Pool # G01448 7.00%, 8/1/2032	36	39
Pool # A13625 5.50%, 10/1/2033	145	156
Pool # A16107 6.00%, 12/1/2033	64	67
Pool # A17537 6.00%, 1/1/2034	61	66
Pool # A61572 5.00%, 9/1/2034	383	408
Pool # A28796 6.50%, 11/1/2034	72	78
Pool # G03369 6.50%, 1/1/2035	162	172
Pool # A46987 5.50%, 7/1/2035	327	351
Pool # G01919 4.00%, 9/1/2035	177	180
Pool # C02641 7.00%, 10/1/2036	49	53
Pool # C02660 6.50%, 11/1/2036	100	111
Pool # A93383 5.00%, 8/1/2040	235	250
Pool # A93511 5.00%, 8/1/2040	224	237
Pool # G06493 4.50%, 5/1/2041	948	989
Pool # Z40179 4.00%, 7/1/2048	2,378	2,407
FHLMC Gold Pools, Other
Pool # P20570 7.00%, 7/1/2029	35	37
Pool # G20027 10.00%, 10/1/2030	4	4
Pool # U50105 4.00%, 1/1/2032	308	310
Pool # U80254 3.00%, 3/1/2033	272	266
Pool # P20409 5.50%, 10/1/2033	77	80
Pool # U90975 4.00%, 6/1/2042	951	969
Pool # U90673 4.00%, 1/1/2043	250	254
Pool # U99134 4.00%, 1/1/2046	5,094	5,187
Pool # U69030 4.50%, 1/1/2046	1,835	1,905
FHLMC UMBS, 20 Year Pool # SC0104 3.50%, 8/1/2035	1,894	1,906
FHLMC UMBS, 30 Year Pool # RA6702 3.00%, 2/1/2052	4,111	3,922
FNMA
Pool # 54844 ARM, 2.19%, 9/1/2027 (a)	8	8

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 303532 ARM, 3.83%, 3/1/2029 (a)	5	5
Pool # 555258 ARM, 1.66%, 1/1/2033 (a)	169	168
Pool # 722421 ARM, 1.66%, 7/1/2033 (a)	10	10
Pool # 722985 ARM, 2.15%, 7/1/2033 (a)	15	15
Pool # 686040 ARM, 2.67%, 7/1/2033 (a)	111	112
Pool # 746299 ARM, 2.06%, 9/1/2033 (a)	77	80
Pool # 766610 ARM, 1.96%, 1/1/2034 (a)	28	27
Pool # 920467 ARM, 2.50%, 2/1/2034 (a)	71	71
Pool # 770377 ARM, 2.42%, 4/1/2034 (a)	51	51
Pool # 751531 ARM, 3.34%, 5/1/2034 (a)	91	91
Pool # 782306 ARM, 2.17%, 7/1/2034 (a)	6	6
Pool # 790235 ARM, 1.89%, 8/1/2034 (a)	64	64
Pool # 735332 ARM, 2.55%, 8/1/2034 (a)	106	107
Pool # 791961 ARM, 1.69%, 9/1/2034 (a)	27	27
Pool # 725902 ARM, 1.91%, 9/1/2034 (a)	12	12
Pool # 803594 ARM, 1.83%, 10/1/2034 (a)	58	58
Pool # 803599 ARM, 1.83%, 10/1/2034 (a)	75	75
Pool # 896463 ARM, 2.49%, 10/1/2034 (a)	66	69
Pool # 806778 ARM, 2.01%, 11/1/2034 (a)	350	349
Pool # 806776 ARM, 2.86%, 11/1/2034 (a)	64	64
Pool # 802692 ARM, 2.00%, 1/1/2035 (a)	52	52
Pool # 810896 ARM, 2.20%, 1/1/2035 (a)	178	182
Pool # 816597 ARM, 2.05%, 2/1/2035 (a)	16	15
Pool # 735539 ARM, 2.61%, 4/1/2035 (a)	368	381
Pool # 745862 ARM, 2.99%, 4/1/2035 (a)	58	58
Pool # 821378 ARM, 3.03%, 5/1/2035 (a)	46	46
Pool # 823660 ARM, 3.17%, 5/1/2035 (a)	52	52
Pool # 745766 ARM, 1.90%, 6/1/2035 (a)	149	149
Pool # 832801 ARM, 1.90%, 9/1/2035 (a)	30	31
Pool # 843026 ARM, 1.95%, 9/1/2035 (a)	215	221
Pool # 849251 ARM, 2.24%, 1/1/2036 (a)	42	43
Pool # 895141 ARM, 1.82%, 7/1/2036 (a)	52	53
Pool # 900197 ARM, 2.32%, 10/1/2036 (a)	54	56
Pool # 966946 ARM, 2.28%, 1/1/2038 (a)	31	31
FNMA UMBS, 15 Year
Pool # 889634 6.00%, 2/1/2023	7	7
Pool # 995381 6.00%, 1/1/2024	7	7
Pool # 995425 6.00%, 1/1/2024	16	16
Pool # AD0133 5.00%, 8/1/2024	8	9
FNMA UMBS, 20 Year
Pool # 555791 6.50%, 12/1/2022	—	—
Pool # 255217 4.50%, 4/1/2024	6	6
Pool # 888656 6.50%, 4/1/2025	5	5
Pool # MA1138 3.50%, 8/1/2032	307	309
FNMA UMBS, 30 Year
Pool # 50966 7.00%, 1/1/2024	—	—
Pool # 689977 8.00%, 3/1/2027	23	25
Pool # 695533 8.00%, 6/1/2027	10	10

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 756024 8.00%, 9/1/2028	21	22
Pool # 755973 8.00%, 11/1/2028	57	62
Pool # 455759 6.00%, 12/1/2028	7	7
Pool # 252211 6.00%, 1/1/2029	10	11
Pool # 459097 7.00%, 1/1/2029	4	4
Pool # 889020 6.50%, 11/1/2029	160	170
Pool # 598559 6.50%, 8/1/2031	24	26
Pool # 622542 5.50%, 9/1/2031	136	144
Pool # 788150 6.00%, 3/1/2032	20	21
Pool # 649734 7.00%, 6/1/2032	9	10
Pool # 675555 6.00%, 12/1/2032	39	41
Pool # AL0045 6.00%, 12/1/2032	188	206
Pool # 674349 6.00%, 3/1/2033	10	11
Pool # 688625 6.00%, 3/1/2033	13	14
Pool # 688655 6.00%, 3/1/2033	4	4
Pool # 695584 6.00%, 3/1/2033	4	4
Pool # 702901 6.00%, 5/1/2033	66	72
Pool # 723852 5.00%, 7/1/2033	65	69
Pool # 729296 5.00%, 7/1/2033	170	181
Pool # 729379 6.00%, 8/1/2033	14	15
Pool # 737825 6.00%, 9/1/2033	25	26
Pool # 750977 4.50%, 11/1/2033	38	39
Pool # 725017 5.50%, 12/1/2033	261	281
Pool # 751341 5.50%, 3/1/2034	30	31
Pool # 888568 5.00%, 12/1/2034	6	6
Pool # 815426 4.50%, 2/1/2035	1	1
Pool # AD0755 7.00%, 6/1/2035	1,843	2,028
Pool # 820347 5.00%, 9/1/2035	47	50
Pool # 833657 7.50%, 8/1/2036	26	28
Pool # 986648 6.00%, 9/1/2037	87	95
Pool # 888892 7.50%, 11/1/2037	23	26
Pool # 257510 7.00%, 12/1/2038	78	87
Pool # AD0753 7.00%, 1/1/2039	61	69
Pool # AT5891 3.00%, 6/1/2043	1,945	1,892
Pool # AL7527 4.50%, 9/1/2043	726	757
Pool # BM3500 4.00%, 9/1/2047	1,995	2,060
Pool # BJ1778 4.50%, 10/1/2047	673	693
Pool # BN9180 4.00%, 6/1/2049	641	646
Pool # BK8753 4.50%, 6/1/2049	1,163	1,185
Pool # BO1219 4.50%, 6/1/2049	2,009	2,051
Pool # BO7077 3.00%, 9/1/2049	2,206	2,123
Pool # CB2637 2.50%, 1/1/2052	4,399	4,055
Pool # CB2670 3.00%, 1/1/2052	3,940	3,763
FNMA, 30 Year
Pool # 535183 8.00%, 6/1/2028	3	3
Pool # 252409 6.50%, 3/1/2029	28	29
Pool # 653815 7.00%, 2/1/2033	6	7
Pool # 752786 6.00%, 9/1/2033	43	45

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 931717 6.50%, 8/1/2039	221	236
FNMA, Other
Pool # AM3789 3.02%, 7/1/2023	2,111	2,113
Pool # AM4628 3.69%, 11/1/2023	1,425	1,438
Pool # AM4668 3.76%, 11/1/2023	1,865	1,878
Pool # AM4716 3.38%, 12/1/2023	1,850	1,862
Pool # 470300 3.64%, 1/1/2025	862	868
Pool # AM3833 3.25%, 7/1/2025	3,379	3,385
Pool # AM4991 3.97%, 12/1/2025	1,627	1,665
Pool # AL6805 3.78%, 1/1/2026 (a)	3,328	3,393
Pool # 468645 4.54%, 7/1/2026	2,447	2,573
Pool # AM6448 3.25%, 9/1/2026	9,345	9,361
Pool # AM7223 3.11%, 12/1/2026	3,294	3,282
Pool # AM7118 3.14%, 12/1/2026	6	6
Pool # AM7390 3.26%, 12/1/2026	3,612	3,610
Pool # AM7515 3.34%, 2/1/2027	2,000	2,028
Pool # AM8803 2.78%, 6/1/2027	4,675	4,574
Pool # AM8987 2.79%, 6/1/2027	1,735	1,699
Pool # BL1040 3.81%, 12/1/2028	3,000	3,086
Pool # BL4364 2.24%, 11/1/2029	5,456	5,086
Pool # BL4333 2.52%, 11/1/2029	6,038	5,739
Pool # AM7785 3.17%, 2/1/2030	2,774	2,727
Pool # AM7516 3.55%, 2/1/2030	2,000	2,013
Pool # AM8544 3.08%, 4/1/2030	7,405	7,235
Pool # AM8889 2.92%, 5/1/2030	8,000	7,712
Pool # AM8804 3.10%, 5/1/2030	3,528	3,451
Pool # AM9020 2.97%, 6/1/2030	3,718	3,605
Pool # BL9251 1.45%, 10/1/2030	4,500	3,923
Pool # BL4315 2.39%, 9/1/2031	4,499	4,185
Pool # BS4313 1.98%, 1/1/2032	8,350	7,376
Pool # AP9632 4.00%, 10/1/2032	188	190
Pool # AP9762 4.00%, 10/1/2032	281	283
Pool # AQ7084 3.50%, 12/1/2032	447	450
Pool # AT2703 3.50%, 5/1/2033	742	747
Pool # AT2954 3.50%, 5/1/2033	484	488
Pool # AT4180 3.50%, 5/1/2033	484	487
Pool # AT4939 3.50%, 5/1/2033	415	415
Pool # 754922 5.50%, 9/1/2033	62	65
Pool # 762520 4.00%, 11/1/2033	211	213
Pool # BS4198 2.16%, 12/1/2033	9,000	7,933
Pool # BS4237 2.16%, 12/1/2033	4,460	3,870
Pool # AM8922 3.03%, 6/1/2035	2,496	2,432
Pool # AM9188 3.12%, 6/1/2035	7,000	6,526
Pool # 849215 6.50%, 1/1/2036	19	19
Pool # 872740 6.50%, 6/1/2036	45	47
Pool # 886320 6.50%, 7/1/2036	17	17
Pool # 888796 6.00%, 9/1/2037	48	50
Pool # AO7225 4.00%, 7/1/2042	263	268

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AO9352 4.00%, 7/1/2042	413	419
Pool # MA1125 4.00%, 7/1/2042	403	409
Pool # AR1397 3.00%, 1/1/2043	846	820
Pool # MA1711 4.50%, 12/1/2043	1,533	1,594
Pool # MA1828 4.50%, 3/1/2044	1,206	1,254
Pool # BF0464 3.50%, 3/1/2060	3,281	3,243
Pool # BF0546 2.50%, 7/1/2061 (h)	4,260	3,888
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.50%, 6/25/2052 (h)	42,160	41,304
TBA, 4.00%, 6/25/2052 (h)	28,905	28,887
GNMA I, 30 Year
Pool # 345288 7.50%, 3/15/2023	—	—
Pool # 782507 9.50%, 10/15/2024	—	—
Pool # 554108 6.50%, 3/15/2028	26	27
Pool # 481872 7.50%, 7/15/2028	3	3
Pool # 468149 8.00%, 8/15/2028	2	2
Pool # 486537 7.50%, 9/15/2028	7	7
Pool # 486631 6.50%, 10/15/2028	3	3
Pool # 591882 6.50%, 7/15/2032	12	13
Pool # 607645 6.50%, 2/15/2033	28	29
Pool # 607724 7.00%, 2/15/2033	31	33
Pool # 604209 6.50%, 4/15/2033	34	36
Pool # 781614 7.00%, 6/15/2033	48	53
Pool # BM2141 5.00%, 7/15/2049	577	617
GNMA II
Pool # CE5524 ARM, 3.39%, 8/20/2071 (a)	2,623	2,769
Pool # CE5546 ARM, 3.29%, 10/20/2071 (a)	4,798	5,044
Pool # CK2783 ARM, 3.25%, 2/20/2072 (a)	4,766	5,008
Pool # CK2799 ARM, 3.25%, 3/20/2072 (a)	3,853	4,056
Pool # CK2810 ARM, 3.45%, 4/20/2072 (a)	4,521	4,756
GNMA II, 30 Year
Pool # 2006 8.50%, 5/20/2025	1	1
Pool # 2141 8.00%, 12/20/2025	1	1
Pool # 2234 8.00%, 6/20/2026	2	2
Pool # 2270 8.00%, 8/20/2026	1	2
Pool # 2285 8.00%, 9/20/2026	2	2
Pool # 2324 8.00%, 11/20/2026	2	2
Pool # 2499 8.00%, 10/20/2027	3	3
Pool # 2512 8.00%, 11/20/2027	4	4
Pool # 2525 8.00%, 12/20/2027	2	2
Pool # 2549 7.50%, 2/20/2028	3	3
Pool # 2646 7.50%, 9/20/2028	7	7
Pool # 2647 8.00%, 9/20/2028	1	1
Pool # 3427 4.50%, 8/20/2033	60	64
Pool # 4245 6.00%, 9/20/2038	422	457
Pool # AK8806 4.25%, 3/20/2045	958	981
Pool # BM2118 4.50%, 6/20/2049	153	157
Pool # BO0535 4.00%, 7/20/2049	1,178	1,207

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO8227 5.00%, 7/20/2049	895	949
Pool # BO8229 5.00%, 7/20/2049	759	811
Pool # BM9734 4.00%, 10/20/2049	2,007	2,065
Pool # BQ4115 3.00%, 3/20/2050	3,865	3,735
Pool # 785294 3.50%, 1/20/2051	4,305	4,357
Pool # CB1543 3.00%, 2/20/2051	2,730	2,639
Pool # MA7534 2.50%, 8/20/2051	27,894	26,216
Pool # MA7649 2.50%, 10/20/2051	5,102	4,804
Pool # CK2698 3.00%, 2/20/2052	1,428	1,351
Pool # CK2716 3.50%, 2/20/2052	4,011	4,010
Pool # CM2161 3.00%, 3/20/2052	2,492	2,358
Pool # CM2213 3.00%, 3/20/2052	477	452
Total Mortgage-Backed Securities (Cost $345,905)		333,523
Asset-Backed Securities — 11.4%
Academic Loan Funding Trust Series 2013-1A, Class A, 1.81%, 12/26/2044 (a) (c)	685	664
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (c)	500	473
Series 2015-2, Class AA, 3.75%, 12/15/2027 (c)	198	189
Series 2017-1, Class AA, 3.30%, 1/15/2030 (c)	403	377
Series 2017-1, Class A, 3.55%, 1/15/2030 (c)	571	523
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	305	277
Series 2017-1, Class AA, 3.65%, 2/15/2029	428	400
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (c)	3,691	3,657
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (c)	1,275	1,274
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (c)	3,463	3,453
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (c)	2,000	2,026
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (c)	850	862
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (c)	2,585	2,572
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (c)	500	502
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (c)	2,380	2,426
American Tower Trust #1, 3.07%, 3/15/2023 (c)	750	745
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (c)	3,500	3,275
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (c)	4,000	3,664
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 ‡ (c)	2,168	1,914
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (c)	482	463
Series 2018-1, Class A, 4.13%, 9/20/2031 (c)	775	721
Series 2019-1, Class AA, 3.30%, 12/15/2032 (c)	645	585
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (c)	838	778
Series 2021-1A, Class A, 2.16%, 4/15/2036 (c)	3,049	2,741
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,720	4,722
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	799	740

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Carvana Auto Receivables Trust
Series 2019-2A, Class C, 3.00%, 6/17/2024 (c)	1,334	1,334
Series 2019-3A, Class C, 2.71%, 10/15/2024 (c)	3,735	3,734
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (c)	4,200	4,137
Chase Funding Trust Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (e)	276	271
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	929
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 3.26%, 3/24/2023 (a) (c)	2,810	2,778
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (c)	2,070	1,967
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (c)	2,000	1,812
Series 2020-3, Class B, 2.20%, 8/15/2053 (c)	3,180	2,611
CPS Auto Receivables Trust Series 2018-C, Class D, 4.40%, 6/17/2024 (c)	1,143	1,147
Credit Acceptance Auto Loan Trust Series 2021-2A, Class C, 1.64%, 6/17/2030 (c)	7,280	6,754
Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.61%, 10/15/2026 (c)	1,463	1,432
CWABS, Inc. Trust Series 2004-6, Class M1, 1.91%, 10/25/2034 (a)	71	69
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (c)	2,700	2,450
Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	237	227
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (c)	1,687	1,663
Diversified Abs Phase III LLC, 4.88%, 4/28/2039 ‡	5,658	5,488
Drive Auto Receivables Trust Series 2019-4, Class C, 2.51%, 11/17/2025	654	654
Exeter Automobile Receivables Trust
Series 2019-4A, Class C, 2.44%, 9/16/2024 (c)	603	603
Series 2019-3A, Class D, 3.11%, 8/15/2025 (c)	3,540	3,534
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (c)	3,000	2,766
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 ‡ (c)	4,000	3,552
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (c)	5,000	4,726
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	4,300	3,939
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (c)	3,370	3,045
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,840	4,764
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (c)	460	458
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (a)	47	40
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (c)	70	70
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (c)	1,594	1,464
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (c)	337	324
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (c)	20	20
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (c)	938	919
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (c)	386	378
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (c)	941	935
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (c)	82	81
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.87%, 8/25/2038 ‡ (a) (c)	1,691	33
Series 2013-2, Class A, IO, 1.67%, 3/25/2039 ‡ (a) (c)	1,643	60
Series 2015-2, Class A, IO, 4.42%, 7/25/2041 ‡ (a) (c)	573	61
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (c)	5,537	5,461
Lendmark Funding Trust Series 2019-1A, Class B, 3.40%, 12/20/2027 ‡ (c)	3,319	3,291

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
LL ABS Trust Series 2022-1A, Class B, 5.05%, 11/15/2029 (c)	2,900	2,884
LP LMS Asset Securitization Trust, 3.23%, 10/15/2028	2,309	2,293
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (c)	2,330	2,247
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (c)	446	450
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (c)	1,835	1,751
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 (e)	251	247
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	1,293	1,239
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	5,998	5,520
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	3,481	3,269
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (c)	3,010	3,004
Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (c)	3,855	3,788
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (c) (e)	3,365	3,183
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 ‡ (c) (e)	4,110	3,878
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (c)	6,092	5,817
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (c) (e)	3,877	3,697
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 ‡	3,100	2,877
Series 2020-SFR3, Class C, 1.70%, 10/17/2027 ‡ (c)	3,250	2,960
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (c)	5,000	4,873
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 ‡ (c)	3,446	2,981
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 ‡ (c)	2,685	2,574
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	287	92
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (c)	423	399
Santander Retail Auto Lease Trust Series 2020-A, Class A4, 1.76%, 3/20/2024 (c)	3,955	3,943
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (e)	160	133
Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 (c)	1,010	978
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	311	292
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	5,000	5,001
Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (c)	644	645
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 ‡ (c)	1,837	1,793
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	922	846
Series 2018-1, Class B, 4.60%, 3/1/2026	563	533
Series 2016-1, Class A, 3.45%, 7/7/2028	599	540
Series 2016-2, Class A, 3.10%, 10/7/2028	1,017	902
Series 2018-1, Class AA, 3.50%, 3/1/2030	911	836
Series 2018-1, Class A, 3.70%, 3/1/2030	1,413	1,261
Series 2019-1, Class AA, 4.15%, 8/25/2031	892	852
Series 2019-1, Class A, 4.55%, 8/25/2031	797	756
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,196	1,040
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 ‡ (c) (e)	2,082	1,979
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (c) (e)	5,119	4,917
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 ‡ (c) (e)	3,637	3,466
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (c) (e)	2,999	2,894
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 ‡ (c) (e)	3,040	2,900

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Westlake Automobile Receivables Trust Series 2019-2A, Class D, 3.20%, 11/15/2024 (c)	2,500	2,502
Total Asset-Backed Securities (Cost $229,768)		219,036
Collateralized Mortgage Obligations — 11.0%
ACC Series 2019-AA, 3.68%, 9/15/2022 ‡	2,692	2,689
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	3,092	3,167
Series 2005-1CB, Class 1A6, IF, IO, 6.09%, 3/25/2035 ‡ (a)	414	42
Series 2005-22T1, Class A2, IF, IO, 4.06%, 6/25/2035 ‡ (a)	2,894	273
Series 2005-20CB, Class 3A8, IF, IO, 3.74%, 7/25/2035 (a)	1,168	88
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,096	1,017
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	54	29
Series 2005-37T1, Class A2, IF, IO, 4.04%, 9/25/2035 ‡ (a)	2,223	222
Series 2005-54CB, Class 1A2, IF, IO, 3.84%, 11/25/2035 (a)	1,796	153
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	714	603
Series 2005-57CB, Class 3A2, IF, IO, 4.09%, 12/25/2035 (a)	464	78
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	343	321
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	875	544
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	6	3
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	248	218
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	68	50
Series 2004-2, Class 30, PO, 9/20/2034 ‡	78	60
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	146	134
Series 2005-7, Class 30, PO, 11/25/2035 ‡	90	84
Series 2005-8, Class 30, PO, 1/25/2036 ‡	35	24
Series 2006-A, Class 3A2, 2.77%, 2/20/2036 (a)	112	106
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 2.63%, 2/25/2034 (a)	28	28
Bayview Financing Trust Series 2020-3F, Class A, 3.08%, 11/10/2022 ‡ (a) (c)	1,550	1,547
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 3.03%, 10/25/2033 (a)	15	15
Series 2004-1, Class 12A1, 2.85%, 4/25/2034 (a)	167	162
Series 2004-2, Class 14A, 3.08%, 5/25/2034 (a)	20	19
Series 2006-1, Class A1, 2.40%, 2/25/2036 (a)	309	307
CFMT LLC Series 2020-HB4, Class A, 0.95%, 12/26/2030 (a) (c)	2,167	2,146
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	—
Series 2004-HYB1, Class 2A, 2.73%, 5/20/2034 (a)	32	31
Series 2004-HYB3, Class 2A, 2.80%, 6/20/2034 (a)	124	121
Series 2004-7, Class 2A1, 3.06%, 6/25/2034 (a)	89	87
Series 2004-HYB6, Class A3, 2.54%, 11/20/2034 (a)	126	125
Series 2005-16, Class A23, 5.50%, 9/25/2035	212	161
Series 2005-22, Class 2A1, 2.49%, 11/25/2035 (a)	672	614
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035 ‡	28	21
Series 2005-8, Class A, PO, 11/25/2035 ‡	52	40

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	1	1
Series 2003-HYB1, Class A, 2.24%, 9/25/2033 (a)	17	17
Citigroup Mortgage Loan Trust Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	272	267
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033 ‡	12	10
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	9	9
Series 2003-1, Class 2, PO, 10/25/2033 ‡	1	1
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	8	7
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	15	15
Series 2004-UST1, Class A6, 2.29%, 8/25/2034 (a)	11	11
Series 2005-1, Class 2A1A, 2.24%, 2/25/2035 (a)	145	127
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	110	107
Series 2005-5, Class 1A2, 3.80%, 8/25/2035 (a)	183	142
Conix Mortgage Asset Trust, 0.00%, 12/25/2047 ‡ (a) (i)	1,079	17
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.66%, 2/25/2033 (a)	194	195
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	50	48
Series 2003-25, Class 1P, PO, 10/25/2033 ‡	100	79
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	547	541
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	1,154	1,140
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (c)	5,897	5,621
FHLMC - GNMA Series 8, Class ZA, 7.00%, 3/25/2023	2	2
FHLMC, REMIC
Series 1343, Class LB, 7.50%, 8/15/2022	—	—
Series 1343, Class LA, 8.00%, 8/15/2022	—	—
Series 1370, Class JA, 2.02%, 9/15/2022 (a)	—	—
Series 2512, Class PG, 5.50%, 10/15/2022	4	4
Series 1455, Class WB, IF, 4.40%, 12/15/2022 (a)	1	1
Series 2535, Class BK, 5.50%, 12/15/2022	1	1
Series 1470, Class F, 1.06%, 2/15/2023 (a)	—	—
Series 2568, Class KG, 5.50%, 2/15/2023	11	11
Series 1466, Class PZ, 7.50%, 2/15/2023	4	4
Series 1498, Class I, 2.02%, 4/15/2023 (a)	6	6
Series 1502, Class PX, 7.00%, 4/15/2023	9	9
Series 1798, Class F, 5.00%, 5/15/2023	8	8
Series 1505, Class Q, 7.00%, 5/15/2023	1	1
Series 1518, Class G, IF, 7.99%, 5/15/2023 (a)	3	3
Series 1541, Class O, 1.69%, 7/15/2023 (a)	3	3
Series 2638, Class DS, IF, 7.73%, 7/15/2023 (a)	2	2
Series 1541, Class M, HB, IF, 26.60%, 7/15/2023 (a)	1	1
Series 1570, Class F, 1.64%, 8/15/2023 (a)	—	—
Series 1608, Class L, 6.50%, 9/15/2023	39	40
Series 1573, Class PZ, 7.00%, 9/15/2023	10	10
Series 2571, Class SK, HB, IF, 30.73%, 9/15/2023 (a)	4	5
Series 1591, Class PV, 6.25%, 10/15/2023	7	7
Series 1602, Class SA, HB, IF, 20.95%, 10/15/2023 (a)	4	4

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2710, Class HB, 5.50%, 11/15/2023	44	45
Series 1642, Class PJ, 6.00%, 11/15/2023	18	18
Series 2716, Class UN, 4.50%, 12/15/2023	36	36
Series 1638, Class H, 6.50%, 12/15/2023	27	27
Series 2283, Class K, 6.50%, 12/15/2023	10	10
Series 1865, Class D, PO, 2/15/2024	14	13
Series 1760, Class ZD, 2.39%, 2/15/2024 (a)	27	27
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (a)	5	5
Series 1686, Class SH, IF, 17.99%, 2/15/2024 (a)	1	1
Series 1699, Class FC, 1.15%, 3/15/2024 (a)	1	1
Series 1709, Class FA, 2.04%, 3/15/2024 (a)	—	—
Series 1695, Class EB, 7.00%, 3/15/2024	6	6
Series 1706, Class K, 7.00%, 3/15/2024	17	18
Series 2033, Class SN, HB, IF, 30.80%, 3/15/2024 (a)	3	—
Series 2306, Class K, PO, 5/15/2024	4	4
Series 2306, Class SE, IF, IO, 7.71%, 5/15/2024 (a)	9	—
Series 1745, Class D, 7.50%, 8/15/2024	6	6
Series 3720, Class A, 4.50%, 9/15/2025	42	42
Series 3131, Class BK, 5.50%, 3/15/2026	167	172
Series 1829, Class ZB, 6.50%, 3/15/2026	3	3
Series 1863, Class Z, 6.50%, 7/15/2026	4	4
Series 1890, Class H, 7.50%, 9/15/2026	7	7
Series 1899, Class ZE, 8.00%, 9/15/2026	26	28
Series 3229, Class HE, 5.00%, 10/15/2026	179	183
Series 1963, Class Z, 7.50%, 1/15/2027	21	23
Series 1935, Class FL, 1.57%, 2/15/2027 (a)	2	2
Series 1981, Class Z, 6.00%, 5/15/2027	28	30
Series 1970, Class PG, 7.25%, 7/15/2027	2	2
Series 1987, Class PE, 7.50%, 9/15/2027	13	14
Series 2019, Class Z, 6.50%, 12/15/2027	29	31
Series 2038, Class PN, IO, 7.00%, 3/15/2028	23	3
Series 2040, Class PE, 7.50%, 3/15/2028	43	46
Series 4251, Class KW, 2.50%, 4/15/2028	3,319	3,282
Series 2043, Class CJ, 6.50%, 4/15/2028	7	7
Series 2054, Class PV, 7.50%, 5/15/2028	35	37
Series 2075, Class PM, 6.25%, 8/15/2028	79	84
Series 2075, Class PH, 6.50%, 8/15/2028	71	76
Series 2086, Class GB, 6.00%, 9/15/2028	11	12
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	35	3
Series 2095, Class PE, 6.00%, 11/15/2028	91	96
Series 2125, Class JZ, 6.00%, 2/15/2029	32	34
Series 2136, Class PG, 6.00%, 3/15/2029	36	38
Series 2132, Class SB, HB, IF, 27.08%, 3/15/2029 (a)	7	8
Series 2141, IO, 7.00%, 4/15/2029	10	1
Series 2169, Class TB, 7.00%, 6/15/2029	117	127
Series 2163, Class PC, IO, 7.50%, 6/15/2029	12	1
Series 2172, Class QC, 7.00%, 7/15/2029	80	88
Series 2176, Class OJ, 7.00%, 8/15/2029	57	63

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2201, Class C, 8.00%, 11/15/2029	27	29
Series 2209, Class TC, 8.00%, 1/15/2030	31	34
Series 2210, Class Z, 8.00%, 1/15/2030	59	67
Series 2224, Class CB, 8.00%, 3/15/2030	14	16
Series 2230, Class Z, 8.00%, 4/15/2030	37	42
Series 2234, Class PZ, 7.50%, 5/15/2030	29	32
Series 2247, Class Z, 7.50%, 8/15/2030	30	33
Series 2256, Class MC, 7.25%, 9/15/2030	34	38
Series 2259, Class ZM, 7.00%, 10/15/2030	56	62
Series 2262, Class Z, 7.50%, 10/15/2030	7	8
Series 2271, Class PC, 7.25%, 12/15/2030	62	69
Series 2296, Class PD, 7.00%, 3/15/2031	38	42
Series 2313, Class LA, 6.50%, 5/15/2031	23	25
Series 2325, Class PM, 7.00%, 6/15/2031	32	35
Series 2359, Class ZB, 8.50%, 6/15/2031	99	113
Series 2344, Class ZD, 6.50%, 8/15/2031	326	354
Series 2344, Class ZJ, 6.50%, 8/15/2031	33	37
Series 2345, Class NE, 6.50%, 8/15/2031	26	28
Series 2351, Class PZ, 6.50%, 8/15/2031	21	23
Series 2353, Class AZ, 6.00%, 9/15/2031	191	201
Series 2367, Class ME, 6.50%, 10/15/2031	62	67
Series 2396, Class FM, 1.32%, 12/15/2031 (a)	80	81
Series 2399, Class OH, 6.50%, 1/15/2032	74	80
Series 2399, Class TH, 6.50%, 1/15/2032	96	105
Series 2410, Class OE, 6.38%, 2/15/2032	20	21
Series 2410, Class NG, 6.50%, 2/15/2032	83	91
Series 2420, Class XK, 6.50%, 2/15/2032	123	134
Series 2464, Class SI, IF, IO, 7.13%, 2/15/2032 (a)	158	18
Series 2410, Class QX, IF, IO, 7.78%, 2/15/2032 (a)	37	4
Series 2412, Class SP, IF, 14.35%, 2/15/2032 (a)	66	75
Series 2410, Class QS, IF, 17.23%, 2/15/2032 (a)	65	80
Series 2430, Class WF, 6.50%, 3/15/2032	160	176
Series 2423, Class MC, 7.00%, 3/15/2032	93	103
Series 2423, Class MT, 7.00%, 3/15/2032	80	89
Series 2444, Class ES, IF, IO, 7.08%, 3/15/2032 (a)	62	7
Series 2450, Class SW, IF, IO, 7.13%, 3/15/2032 (a)	50	5
Series 2435, Class CJ, 6.50%, 4/15/2032	115	125
Series 2434, Class TC, 7.00%, 4/15/2032	93	103
Series 2436, Class MC, 7.00%, 4/15/2032	53	57
Series 2455, Class GK, 6.50%, 5/15/2032	192	205
Series 2450, Class GZ, 7.00%, 5/15/2032	55	61
Series 2462, Class JG, 6.50%, 6/15/2032	81	89
Series 2466, Class PH, 6.50%, 6/15/2032	136	149
Series 2474, Class NR, 6.50%, 7/15/2032	83	90
Series 2484, Class LZ, 6.50%, 7/15/2032	92	99
Series 2500, Class MC, 6.00%, 9/15/2032	93	101
Series 2835, Class QO, PO, 12/15/2032	12	11
Series 2543, Class YX, 6.00%, 12/15/2032	170	183

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2544, Class HC, 6.00%, 12/15/2032	107	118
Series 2552, Class ME, 6.00%, 1/15/2033	196	213
Series 2567, Class QD, 6.00%, 2/15/2033	189	206
Series 2575, Class ME, 6.00%, 2/15/2033	478	517
Series 2596, Class QG, 6.00%, 3/15/2033	117	123
Series 2586, Class WI, IO, 6.50%, 3/15/2033	54	10
Series 2692, Class SC, IF, 11.54%, 7/15/2033 (a)	33	36
Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,458
Series 3920, Class LP, 5.00%, 1/15/2034	447	469
Series 2744, Class PE, 5.50%, 2/15/2034	6	6
Series 3611, PO, 7/15/2034	30	27
Series 2990, Class UZ, 5.75%, 6/15/2035	1,167	1,250
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,348
Series 3014, Class OD, PO, 8/15/2035	31	27
Series 3085, Class WF, 1.67%, 8/15/2035 (a)	75	76
Series 3047, Class OD, 5.50%, 10/15/2035	529	554
Series 3074, Class BH, 5.00%, 11/15/2035	161	166
Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,322
Series 3102, Class FB, 1.17%, 1/15/2036 (a)	68	68
Series 3102, Class HS, HB, IF, 21.36%, 1/15/2036 (a)	21	25
Series 3117, Class EO, PO, 2/15/2036	188	164
Series 3117, Class OK, PO, 2/15/2036	112	97
Series 3134, PO, 3/15/2036	28	25
Series 3152, Class MO, PO, 3/15/2036	152	133
Series 3122, Class ZB, 6.00%, 3/15/2036	28	34
Series 3138, PO, 4/15/2036	127	110
Series 3607, Class BO, PO, 4/15/2036	63	55
Series 3219, Class DI, IO, 6.00%, 4/15/2036	96	19
Series 3819, Class ZQ, 6.00%, 4/15/2036	584	641
Series 3149, Class SO, PO, 5/15/2036	23	19
Series 3233, Class OP, PO, 5/15/2036	39	34
Series 3171, Class MO, PO, 6/15/2036	23	21
Series 3179, Class OA, PO, 7/15/2036	110	94
Series 3194, Class SA, IF, IO, 6.23%, 7/15/2036 (a)	28	4
Series 3211, Class SO, PO, 9/15/2036	126	109
Series 3218, Class AO, PO, 9/15/2036	64	50
Series 3232, Class ST, IF, IO, 5.83%, 10/15/2036 (a)	142	21
Series 3256, PO, 12/15/2036	89	77
Series 3261, Class OA, PO, 1/15/2037	108	93
Series 3260, Class CS, IF, IO, 5.27%, 1/15/2037 (a)	171	24
Series 3274, Class JO, PO, 2/15/2037	27	24
Series 3275, Class FL, 1.31%, 2/15/2037 (a)	26	26
Series 3290, Class SB, IF, IO, 5.58%, 3/15/2037 (a)	220	30
Series 3318, Class AO, PO, 5/15/2037	6	5
Series 3607, PO, 5/15/2037	134	113
Series 3315, Class HZ, 6.00%, 5/15/2037	122	131
Series 3326, Class JO, PO, 6/15/2037	7	6
Series 3331, PO, 6/15/2037	92	79

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3607, Class OP, PO, 7/15/2037	307	258
Series 4048, Class FJ, 0.86%, 7/15/2037 (a)	378	376
Series 3385, Class SN, IF, IO, 5.13%, 11/15/2037 (a)	29	3
Series 3387, Class SA, IF, IO, 5.55%, 11/15/2037 (a)	136	18
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	803	5
Series 3404, Class SC, IF, IO, 5.13%, 1/15/2038 (a)	215	27
Series 3424, Class PI, IF, IO, 5.93%, 4/15/2038 (a)	181	31
Series 3481, Class SJ, IF, IO, 4.98%, 8/15/2038 (a)	255	32
Series 3511, Class SA, IF, IO, 5.13%, 2/15/2039 (a)	175	20
Series 3549, Class FA, 2.07%, 7/15/2039 (a)	15	15
Series 3621, Class BO, PO, 1/15/2040	90	78
Series 3747, Class PY, 4.00%, 10/15/2040	831	841
Series 3925, Class FL, 1.32%, 1/15/2041 (a)	92	93
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	89	89
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	263	262
Series 3957, Class B, 4.00%, 11/15/2041	111	112
Series 3966, Class NA, 4.00%, 12/15/2041	265	272
Series 4217, Class KY, 3.00%, 6/15/2043	2,000	1,882
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	204	44
Series 233, Class 13, IO, 5.00%, 9/15/2035	299	63
Series 299, Class 300, 3.00%, 1/15/2043	1,369	1,306
Series 310, PO, 9/15/2043	691	577
Series 323, Class 300, 3.00%, 1/15/2044	1,112	1,069
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.50%, 7/25/2032 (a)	228	231
Series T-76, Class 2A, 1.51%, 10/25/2037 (a)	541	525
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	161	174
Series T-54, Class 2A, 6.50%, 2/25/2043	903	996
Series T-54, Class 3A, 7.00%, 2/25/2043	251	271
Series T-58, Class A, PO, 9/25/2043	77	59
Series T-59, Class 1AP, PO, 10/25/2043	176	104
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 2.56%, 10/25/2034 (a)	110	111
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	377	227
Series 2007-FA4, Class 1A2, IF, IO, 4.64%, 8/25/2037 ‡ (a)	875	120
FMC GMSR Issuer Trust, 3.69%, 2/25/2024 (c)	7,325	7,325
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	73	80
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	138	151
Series 2004-W15, Class 2AF, 1.26%, 8/25/2044 (a)	181	180
Series 2005-W3, Class 2AF, 1.23%, 3/25/2045 (a)	536	534
Series 2006-W2, Class 1AF1, 1.23%, 2/25/2046 (a)	176	176
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	428	474
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	237	260
FNMA, REMIC
Series G92-35, Class E, 7.50%, 7/25/2022	—	—

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	—
Series 1992-136, Class PK, 6.00%, 8/25/2022	—	—
Series 1996-59, Class J, 6.50%, 8/25/2022	—	—
Series G92-52, Class FD, 0.69%, 9/25/2022 (a)	—	—
Series 1992-143, Class MA, 5.50%, 9/25/2022	—	—
Series 1992-163, Class M, 7.75%, 9/25/2022	—	—
Series G92-62, Class B, PO, 10/25/2022	—	—
Series G92-59, Class F, 2.83%, 10/25/2022 (a)	—	—
Series G92-61, Class Z, 7.00%, 10/25/2022	—	—
Series 1992-188, Class PZ, 7.50%, 10/25/2022	1	1
Series G93-1, Class KA, 7.90%, 1/25/2023	1	1
Series G93-5, Class Z, 6.50%, 2/25/2023	—	—
Series 1997-61, Class ZC, 7.00%, 2/25/2023	9	9
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (a)	—	—
Series G93-14, Class J, 6.50%, 3/25/2023	1	1
Series 1993-25, Class J, 7.50%, 3/25/2023	3	3
Series 1993-21, Class KA, 7.70%, 3/25/2023	1	1
Series 1998-4, Class C, PO, 4/25/2023	—	—
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (a)	2	2
Series 1998-43, Class SA, IF, IO, 15.49%, 4/25/2023 (a)	2	—
Series 1993-62, Class SA, IF, 15.57%, 4/25/2023 (a)	1	1
Series 2003-39, Class LW, 5.50%, 5/25/2023	29	29
Series 2003-41, Class PE, 5.50%, 5/25/2023	11	11
Series G93-27, Class FD, 1.89%, 8/25/2023 (a)	1	1
Series 2002-83, Class CS, 6.88%, 8/25/2023	25	25
Series 1999-38, Class SK, IF, IO, 7.04%, 8/25/2023 (a)	—	—
Series 1996-14, Class SE, IF, IO, 7.86%, 8/25/2023 (a)	13	—
Series 1993-205, Class H, PO, 9/25/2023	2	2
Series G93-37, Class H, PO, 9/25/2023	—	—
Series 1993-165, Class SD, IF, 10.35%, 9/25/2023 (a)	1	1
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (a)	2	2
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (a)	1	1
Series 1993-179, Class SB, HB, IF, 20.45%, 10/25/2023 (a)	1	1
Series 1999-52, Class NS, HB, IF, 20.56%, 10/25/2023 (a)	2	3
Series 1995-19, Class Z, 6.50%, 11/25/2023	16	16
Series 1993-230, Class FA, 1.27%, 12/25/2023 (a)	2	2
Series 1993-247, Class FE, 2.01%, 12/25/2023 (a)	3	4
Series 1993-225, Class UB, 6.50%, 12/25/2023	4	4
Series 1993-247, Class SU, IF, 10.82%, 12/25/2023 (a)	2	2
Series 2002-1, Class UD, HB, IF, 20.98%, 12/25/2023 (a)	3	4
Series 1994-37, Class L, 6.50%, 3/25/2024	14	15
Series 1994-40, Class Z, 6.50%, 3/25/2024	92	95
Series 2004-53, Class NC, 5.50%, 7/25/2024	10	10
Series 1995-2, Class Z, 8.50%, 1/25/2025	5	5
Series G95-1, Class C, 8.80%, 1/25/2025	6	6
Series 1997-20, IO, 1.84%, 3/25/2027 (a)	6	—
Series 1997-27, Class J, 7.50%, 4/18/2027	3	4
Series 1997-29, Class J, 7.50%, 4/20/2027	8	9

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1997-39, Class PD, 7.50%, 5/20/2027	47	50
Series 1997-42, Class ZC, 6.50%, 7/18/2027	4	4
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	13	1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	20	21
Series 1998-66, Class SB, IF, IO, 7.14%, 12/25/2028 (a)	—	—
Series 1999-18, Class Z, 5.50%, 4/18/2029	17	17
Series 1999-17, Class C, 6.35%, 4/25/2029	15	16
Series 1999-62, Class PB, 7.50%, 12/18/2029	24	26
Series 2000-2, Class ZE, 7.50%, 2/25/2030	74	81
Series 2000-20, Class SA, IF, IO, 8.09%, 7/25/2030 (a)	32	2
Series 2000-52, IO, 8.50%, 1/25/2031	8	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	19	22
Series 2011-31, Class DB, 3.50%, 4/25/2031	1,007	1,015
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	64	8
Series 2001-30, Class PM, 7.00%, 7/25/2031	57	62
Series 2001-36, Class DE, 7.00%, 8/25/2031	58	64
Series 2001-49, Class Z, 6.50%, 9/25/2031	18	20
Series 2001-44, Class MY, 7.00%, 9/25/2031	139	155
Series 2001-44, Class PD, 7.00%, 9/25/2031	16	18
Series 2001-44, Class PU, 7.00%, 9/25/2031	20	23
Series 2001-52, Class KB, 6.50%, 10/25/2031	21	22
Series 2003-52, Class SX, IF, 19.93%, 10/25/2031 (a)	31	39
Series 2001-61, Class Z, 7.00%, 11/25/2031	214	238
Series 2001-72, Class SX, IF, 15.12%, 12/25/2031 (a)	4	5
Series 2002-1, Class SA, HB, IF, 21.92%, 2/25/2032 (a)	11	12
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	162	5
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	2	3
Series 2002-21, Class LO, PO, 4/25/2032	6	5
Series 2002-21, Class PE, 6.50%, 4/25/2032	55	60
Series 2002-28, Class PK, 6.50%, 5/25/2032	137	149
Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	2,966
Series 2002-37, Class Z, 6.50%, 6/25/2032	39	42
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	147	18
Series 2002-48, Class GH, 6.50%, 8/25/2032	211	233
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	26	28
Series 2004-59, Class BG, PO, 12/25/2032	69	61
Series 2002-77, Class S, IF, 12.64%, 12/25/2032 (a)	31	33
Series 2003-22, Class UD, 4.00%, 4/25/2033	691	702
Series 2003-35, Class UC, 3.75%, 5/25/2033	6	6
Series 2003-42, Class GB, 4.00%, 5/25/2033	50	51
Series 2003-34, Class AX, 6.00%, 5/25/2033	109	118
Series 2003-34, Class ED, 6.00%, 5/25/2033	584	633
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	27	4
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	211	39
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	377	36
Series 2003-47, Class PE, 5.75%, 6/25/2033	106	113
Series 2004-4, Class QI, IF, IO, 6.09%, 6/25/2033 (a)	18	—
Series 2004-4, Class QM, IF, 12.19%, 6/25/2033 (a)	2	2

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-64, Class SX, IF, 11.75%, 7/25/2033 (a)	25	26
Series 2003-132, Class OA, PO, 8/25/2033	9	9
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	197	31
Series 2003-71, Class DS, IF, 6.40%, 8/25/2033 (a)	241	236
Series 2003-74, Class SH, IF, 8.36%, 8/25/2033 (a)	55	56
Series 2003-91, Class SD, IF, 10.82%, 9/25/2033 (a)	48	52
Series 2013-101, Class AE, 3.00%, 10/25/2033	3,269	3,233
Series 2013-101, Class E, 3.00%, 10/25/2033	2,953	2,920
Series 2013-108, Class GU, 3.00%, 10/25/2033	3,881	3,837
Series 2003-116, Class SB, IF, IO, 6.59%, 11/25/2033 (a)	286	37
Series 2006-44, Class P, PO, 12/25/2033	538	468
Series 2003-130, Class SX, IF, 10.01%, 1/25/2034 (a)	5	6
Series 2004-25, Class SA, IF, 16.76%, 4/25/2034 (a)	126	149
Series 2004-46, Class SK, IF, 13.73%, 5/25/2034 (a)	234	256
Series 2004-36, Class SA, IF, 16.76%, 5/25/2034 (a)	277	333
Series 2004-46, Class QB, IF, 19.98%, 5/25/2034 (a)	103	124
Series 2004-51, Class SY, IF, 12.23%, 7/25/2034 (a)	52	54
Series 2005-74, Class CS, IF, 17.25%, 5/25/2035 (a)	71	76
Series 2005-56, Class S, IF, IO, 5.70%, 7/25/2035 (a)	246	33
Series 2005-66, Class SG, IF, 14.86%, 7/25/2035 (a)	89	108
Series 2005-68, Class PG, 5.50%, 8/25/2035	246	261
Series 2005-84, Class XM, 5.75%, 10/25/2035	675	712
Series 2005-110, Class GL, 5.50%, 12/25/2035	2,028	2,165
Series 2006-46, Class UC, 5.50%, 12/25/2035	142	147
Series 2005-109, Class PC, 6.00%, 12/25/2035	217	229
Series 2006-39, Class WC, 5.50%, 1/25/2036	140	143
Series 2006-16, Class OA, PO, 3/25/2036	90	79
Series 2006-22, Class AO, PO, 4/25/2036	154	135
Series 2006-23, Class KO, PO, 4/25/2036	26	24
Series 2006-44, Class GO, PO, 6/25/2036	211	185
Series 2006-53, Class US, IF, IO, 5.57%, 6/25/2036 (a)	306	41
Series 2006-56, PO, 7/25/2036	170	151
Series 2006-58, PO, 7/25/2036	95	82
Series 2006-58, Class AP, PO, 7/25/2036	179	155
Series 2006-65, Class QO, PO, 7/25/2036	143	126
Series 2006-56, Class FC, 1.30%, 7/25/2036 (a)	306	305
Series 2006-58, Class FL, 1.47%, 7/25/2036 (a)	24	24
Series 2006-60, Class DZ, 6.50%, 7/25/2036	3,573	3,859
Series 2006-72, Class TO, PO, 8/25/2036	24	21
Series 2006-79, Class DO, PO, 8/25/2036	114	103
Series 2007-7, Class SG, IF, IO, 5.49%, 8/25/2036 (a)	785	136
Series 2006-77, Class PC, 6.50%, 8/25/2036	350	377
Series 2006-90, Class AO, PO, 9/25/2036	78	70
Series 2008-42, Class AO, PO, 9/25/2036	44	38
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	575	122
Series 2006-109, PO, 11/25/2036	45	38
Series 2006-110, PO, 11/25/2036	243	211
Series 2006-111, Class EO, PO, 11/25/2036	32	27

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-124, Class HB, 2.00%, 11/25/2036 (a)	436	461
Series 2006-119, PO, 12/25/2036	36	33
Series 2006-118, Class A2, 0.73%, 12/25/2036 (a)	134	132
Series 2009-70, Class CO, PO, 1/25/2037	230	203
Series 2006-128, Class BP, 5.50%, 1/25/2037	59	62
Series 2007-77, Class FG, 1.51%, 3/25/2037 (a)	38	38
Series 2007-16, Class FC, 1.76%, 3/25/2037 (a)	50	51
Series 2007-14, Class ES, IF, IO, 5.43%, 3/25/2037 (a)	366	48
Series 2007-42, Class AO, PO, 5/25/2037	14	13
Series 2007-48, PO, 5/25/2037	64	59
Series 2007-60, Class AX, IF, IO, 6.14%, 7/25/2037 (a)	1,138	210
Series 2007-81, Class GE, 6.00%, 8/25/2037	116	125
Series 2007-88, Class VI, IF, IO, 5.53%, 9/25/2037 (a)	770	114
Series 2007-91, Class ES, IF, IO, 5.45%, 10/25/2037 (a)	551	82
Series 2007-116, Class HI, IO, 0.90%, 1/25/2038 (a)	311	11
Series 2008-1, Class BI, IF, IO, 4.90%, 2/25/2038 (a)	177	23
Series 2008-16, Class IS, IF, IO, 5.19%, 3/25/2038 (a)	70	8
Series 2008-10, Class XI, IF, IO, 5.22%, 3/25/2038 (a)	153	19
Series 2008-27, Class SN, IF, IO, 5.89%, 4/25/2038 (a)	93	15
Series 2008-44, PO, 5/25/2038	6	5
Series 2008-53, Class CI, IF, IO, 6.19%, 7/25/2038 (a)	116	14
Series 2008-80, Class SA, IF, IO, 4.84%, 9/25/2038 (a)	263	32
Series 2008-81, Class SB, IF, IO, 4.84%, 9/25/2038 (a)	335	38
Series 2009-6, Class GS, IF, IO, 5.54%, 2/25/2039 (a)	246	38
Series 2009-62, Class HJ, 6.00%, 5/25/2039	37	38
Series 2009-60, Class HT, 6.00%, 8/25/2039	234	254
Series 2009-103, Class MB, 2.56%, 12/25/2039 (a)	107	111
Series 2009-99, Class SC, IF, IO, 5.17%, 12/25/2039 (a)	66	8
Series 2010-49, Class SC, IF, 10.65%, 3/25/2040 (a)	177	195
Series 2010-64, Class DM, 5.00%, 6/25/2040	101	106
Series 2010-71, Class HJ, 5.50%, 7/25/2040	144	154
Series 2010-147, Class SA, IF, IO, 5.52%, 1/25/2041 (a)	751	122
Series 2011-30, Class LS, IO, 1.53%, 4/25/2041 (a)	280	16
Series 2011-75, Class FA, 1.56%, 8/25/2041 (a)	80	80
Series 2011-118, Class MT, 7.00%, 11/25/2041	214	241
Series 2011-130, Class CA, 6.00%, 12/25/2041	463	504
Series 2013-81, Class TA, 3.00%, 2/25/2043	1,118	1,116
Series 2013-92, PO, 9/25/2043	593	499
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,620
Series 2013-101, Class DO, PO, 10/25/2043	1,034	862
Series 2013-128, PO, 12/25/2043	1,106	922
Series 2011-2, Class WA, 5.84%, 2/25/2051 (a)	152	162
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, HB, IF, 35.17%, 7/25/2037 (a)	7	10
Series 2003-W4, Class 2A, 5.07%, 10/25/2042 (a)	37	39
Series 2003-W1, Class 1A1, 4.89%, 12/25/2042 (a)	319	321
Series 2003-W1, Class 2A, 5.37%, 12/25/2042 (a)	135	137
Series 2009-W1, Class A, 6.00%, 12/25/2049	321	341

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 0.98%, 6/27/2036 (a)	224	221
Series 2007-54, Class FA, 1.41%, 6/25/2037 (a)	128	128
Series 2007-106, Class A7, 6.22%, 10/25/2037 (a)	76	83
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	—	—
Series 265, Class 2, 9.00%, 3/25/2024	1	1
Series 329, Class 1, PO, 1/25/2033	24	21
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	37	5
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	120	15
Series 355, Class 11, IO, 6.00%, 7/25/2034	99	16
Series 365, Class 8, IO, 5.50%, 5/25/2036	148	32
Series 374, Class 5, IO, 5.50%, 8/25/2036	84	16
Series 393, Class 6, IO, 5.50%, 4/25/2037	26	3
Series 383, Class 32, IO, 6.00%, 1/25/2038	38	11
Series 383, Class 33, IO, 6.00%, 1/25/2038	99	20
Freedom Series 2021-SAVF1, IO, 4.90%, 3/25/2022 (a)	5,640	5,640
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.00%, 6/19/2035 (a)	403	387
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	158	158
Series 2001-35, Class SA, IF, IO, 7.38%, 8/16/2031 (a)	54	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	258	258
Series 2003-58, Class BE, 6.50%, 1/20/2033	341	349
Series 2003-12, Class SP, IF, IO, 6.77%, 2/20/2033 (a)	83	4
Series 2003-24, PO, 3/16/2033	14	14
Series 2003-40, Class TJ, 6.50%, 3/20/2033	411	423
Series 2003-46, Class TC, 6.50%, 3/20/2033	194	201
Series 2003-46, Class MG, 6.50%, 5/20/2033	268	282
Series 2003-52, Class AP, PO, 6/16/2033	81	74
Series 2003-90, PO, 10/20/2033	22	21
Series 2003-112, Class SA, IF, IO, 5.68%, 12/16/2033 (a)	278	15
Series 2004-28, Class S, IF, 17.26%, 4/16/2034 (a)	117	139
Series 2004-90, Class SI, IF, IO, 5.17%, 10/20/2034 (a)	376	32
Series 2005-68, Class DP, IF, 14.33%, 6/17/2035 (a)	39	41
Series 2010-14, Class CO, PO, 8/20/2035	125	110
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	571	82
Series 2005-68, Class KI, IF, IO, 5.37%, 9/20/2035 (a)	808	109
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	122	17
Series 2006-16, Class OP, PO, 3/20/2036	55	49
Series 2006-38, Class SW, IF, IO, 5.57%, 6/20/2036 (a)	33	1
Series 2006-38, Class ZK, 6.50%, 8/20/2036	664	700
Series 2006-59, Class SD, IF, IO, 5.77%, 10/20/2036 (a)	187	19
Series 2006-65, Class SA, IF, IO, 5.87%, 11/20/2036 (a)	296	18
Series 2011-22, Class WA, 5.90%, 2/20/2037 (a)	282	303
Series 2007-57, PO, 3/20/2037	59	56
Series 2007-17, Class JO, PO, 4/16/2037	53	45
Series 2007-17, Class JI, IF, IO, 5.94%, 4/16/2037 (a)	494	77
Series 2007-19, Class SD, IF, IO, 5.27%, 4/20/2037 (a)	271	14

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-28, Class BO, PO, 5/20/2037	56	49
Series 2007-26, Class SC, IF, IO, 5.27%, 5/20/2037 (a)	222	13
Series 2007-27, Class SA, IF, IO, 5.27%, 5/20/2037 (a)	239	17
Series 2007-36, Class SE, IF, IO, 5.60%, 6/16/2037 (a)	132	9
Series 2007-47, Class PH, 6.00%, 7/16/2037	2,139	2,291
Series 2007-40, Class SB, IF, IO, 5.82%, 7/20/2037 (a)	485	50
Series 2007-42, Class SB, IF, IO, 5.82%, 7/20/2037 (a)	284	22
Series 2007-53, Class SW, IF, 17.42%, 9/20/2037 (a)	23	28
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	25	1
Series 2009-79, Class OK, PO, 11/16/2037	82	74
Series 2007-73, Class MI, IF, IO, 5.07%, 11/20/2037 (a)	158	9
Series 2007-76, Class SA, IF, IO, 5.60%, 11/20/2037 (a)	310	18
Series 2007-72, Class US, IF, IO, 5.62%, 11/20/2037 (a)	151	10
Series 2007-79, Class SY, IF, IO, 5.62%, 12/20/2037 (a)	140	7
Series 2008-2, Class NS, IF, IO, 5.67%, 1/16/2038 (a)	285	21
Series 2008-2, Class MS, IF, IO, 6.29%, 1/16/2038 (a)	86	11
Series 2008-10, Class S, IF, IO, 4.90%, 2/20/2038 (a)	171	11
Series 2008-36, Class SH, IF, IO, 5.37%, 4/20/2038 (a)	228	1
Series 2008-40, Class SA, IF, IO, 5.53%, 5/16/2038 (a)	1,483	172
Series 2008-55, Class SA, IF, IO, 5.27%, 6/20/2038 (a)	128	9
Series 2008-71, Class SC, IF, IO, 5.07%, 8/20/2038 (a)	59	4
Series 2009-25, Class SE, IF, IO, 6.67%, 9/20/2038 (a)	110	10
Series 2008-93, Class AS, IF, IO, 4.77%, 12/20/2038 (a)	168	13
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	10	—
Series 2009-6, Class SA, IF, IO, 5.23%, 2/16/2039 (a)	150	4
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	347	36
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	155	24
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	150	28
Series 2009-22, Class SA, IF, IO, 5.34%, 4/20/2039 (a)	325	30
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	77	10
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	80	13
Series 2009-43, Class SA, IF, IO, 5.02%, 6/20/2039 (a)	146	9
Series 2009-72, Class SM, IF, IO, 5.38%, 8/16/2039 (a)	334	34
Series 2010-31, Class NO, PO, 3/20/2040	524	456
Series 2013-75, Class WA, 5.14%, 6/20/2040 (a)	745	786
Series 2010-130, Class CP, 7.00%, 10/16/2040	94	104
Series 2010-157, Class OP, PO, 12/20/2040	557	485
Series 2011-75, Class SM, IF, IO, 5.67%, 5/20/2041 (a)	476	46
Series 2014-188, Class W, 4.56%, 10/20/2041 (a)	313	322
Series 2012-141, Class WC, 3.71%, 1/20/2042 (a)	186	187
Series 2013-54, Class WA, 4.89%, 11/20/2042 (a)	1,173	1,229
Series 2013-91, Class WA, 4.46%, 4/20/2043 (a)	600	608
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,336
Series 2018-160, Class PA, 3.50%, 7/20/2046	1,597	1,609
Series 2012-H24, Class FG, 0.87%, 4/20/2060 (a)	9	8
Series 2013-H03, Class FA, 0.74%, 8/20/2060 (a)	1	1
Series 2012-H21, Class CF, 1.14%, 5/20/2061 (a)	9	9
Series 2013-H05, Class FB, 0.84%, 2/20/2062 (a)	10	10

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-H15, Class FA, 0.89%, 5/20/2062 (a)	—	—
Series 2012-H26, Class MA, 0.99%, 7/20/2062 (a)	3	3
Series 2012-H28, Class FA, 1.02%, 9/20/2062 (a)	5	5
Series 2012-H29, Class FA, 0.95%, 10/20/2062 (a)	448	446
Series 2012-H31, Class FD, 0.78%, 12/20/2062 (a)	733	728
Series 2013-H01, Class FA, 1.65%, 1/20/2063	4	4
Series 2013-H08, Class FC, 0.89%, 2/20/2063 (a)	571	568
Series 2013-H04, Class BA, 1.65%, 2/20/2063	5	5
Series 2013-H07, Class HA, 0.85%, 3/20/2063 (a)	569	566
Series 2013-H09, Class HA, 1.65%, 4/20/2063	12	12
Series 2013-H18, Class JA, 1.04%, 8/20/2063 (a)	1,069	1,067
Series 2014-H01, Class FD, 1.09%, 1/20/2064 (a)	827	826
Series 2014-H09, Class TA, 1.04%, 4/20/2064 (a)	869	867
Series 2015-H15, Class FD, 0.88%, 6/20/2065 (a)	1,169	1,160
Series 2015-H15, Class FJ, 0.88%, 6/20/2065 (a)	2,617	2,599
Series 2015-H16, Class FG, 0.88%, 7/20/2065 (a)	1,729	1,717
Series 2015-H23, Class FB, 0.96%, 9/20/2065 (a)	1,697	1,688
Series 2015-H32, Class FH, 1.10%, 12/20/2065 (a)	1,333	1,331
Series 2017-H08, Class XI, IO, 1.90%, 3/20/2067 (a)	5,543	397
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	334	316
Series 2005-RP3, Class 1AF, 1.36%, 9/25/2035 (a) (c)	569	496
Series 2005-RP3, Class 1AS, IO, 3.49%, 9/25/2035 ‡ (a) (c)	430	20
Series 2006-RP2, Class 1AS2, IF, IO, 3.58%, 4/25/2036 (a) (c)	1,705	160
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	96	96
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	54	54
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	127	125
Series 2005-4F, Class AP, PO, 5/25/2035 ‡	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	333	330
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	725	423
Impac CMB Trust
Series 2004-7, Class 1A1, 1.75%, 11/25/2034 (a)	373	371
Series 2005-4, Class 2A1, 1.61%, 5/25/2035 (a)	100	92
Impac Secured Assets Trust Series 2006-1, Class 2A1, 1.71%, 5/25/2036 (a)	51	49
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.28%, 11/25/2033 (a)	160	158
Series 2006-A2, Class 4A1, 2.44%, 8/25/2034 (a)	134	136
Series 2006-A3, Class 6A1, 2.70%, 8/25/2034 (a)	41	40
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.92%, 4/25/2036 (a)	213	156
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	445	179
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (c)	2,075	1,996
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.70%, 4/21/2034 (a)	85	83
Series 2004-4, Class 2A1, 1.93%, 5/25/2034 (a)	29	28
Series 2004-13, Class 3A7, 2.84%, 11/21/2034 (a)	193	187
Series 2004-15, Class 3A1, 2.44%, 12/25/2034 (a)	48	46

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2	2
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	2	2
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	70	69
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	96	94
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	193	190
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	124	123
Series 2004-6, Class 30, PO, 7/25/2034 ‡	97	75
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	189	184
Series 2004-7, Class 30, PO, 8/25/2034 ‡	62	48
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033 ‡	7	6
Series 2004-1, Class 30, PO, 2/25/2034 ‡	8	6
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 1.36%, 5/25/2035 (a) (c)	1,232	682
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (c)	59	48
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 1.63%, 10/25/2028 (a)	44	42
Series 2003-F, Class A1, 1.65%, 10/25/2028 (a)	387	372
Series 2004-A, Class A1, 1.47%, 4/25/2029 (a)	68	65
Series 2004-1, Class 2A1, 2.17%, 12/25/2034 (a)	116	112
MRA Issuance Trust
Series 2021-EBO2, Class A, 2.84%, 4/1/2022 (a) (c)	6,500	6,439
Series 2021-EBO5, Class A1X, 2.03%, 2/15/2023 (a) (c)	6,700	6,540
Series 2021-EBO7, Class A1X, 2.86%, 2/15/2023 (a) (c)	6,700	6,615
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	172	156
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	34	34
Series 2003-A1, Class A1, 5.50%, 5/25/2033	9	9
Series 2003-A1, Class A2, 6.00%, 5/25/2033	34	34
P4 SFR Series 2019-STlA, 7.25%, 10/11/2026 ‡	2,600	2,600
PRPM LLC Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (c)	3,358	3,200
RALI Trust
Series 2002-QS16, Class A3, IF, 14.52%, 10/25/2017 (a)	—	—
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	—
Series 2003-QS12, Class A2A, IF, IO, 6.59%, 6/25/2018 ‡ (a)	—	—
Series 2004-QA6, Class NB2, 2.97%, 12/26/2034 (a)	313	295
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	—
Series 2005-SA4, Class 1A1, 2.28%, 9/25/2035 (a)	4	4
RMIP Series 2019-1B, 4.71%, 8/25/2023 ‡	919	901
SART Series 2017-1, 4.75%, 7/15/2024	1,016	1,015
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,829	2,784
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,722	1,620
Series 2022-1, Class MTU, 3.25%, 11/25/2061 ‡	3,652	3,520
Sonoran Auto Receivables Trust Series 2018-1, 4.76%, 6/15/2025	1,085	1,084
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 1.59%, 10/19/2034 (a)	168	161

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 1.65%, 9/25/2043 (a)	84	82
Series 2004-4, Class 3A, 1.90%, 12/25/2044 (a)	186	180
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (e)	919	914
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (c)	5,746	5,243
Two Harbors Series 2021-FNTMSR1, Class A, IO, 4.00%, 3/25/2022 (a)	6,600	6,600
Vendee Mortgage Trust
Series 1994-1, Class 1, 4.94%, 2/15/2024 (a)	34	34
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	50	51
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	124	132
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	91	96
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	182	194
Series 1998-1, Class 2E, 7.00%, 3/15/2028	228	238
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	491	510
Series 2003-2, Class Z, 5.00%, 5/15/2033 ‡	2,018	2,092
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 (a) (c)	4,000	3,982
vMobo, Inc., 7.50%, 5/31/2024	3,158	3,220
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	341	333
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.74%, 8/25/2033 (a)	27	27
Series 2003-AR9, Class 2A, 2.38%, 9/25/2033 (a)	38	36
Series 2003-AR9, Class 1A6, 2.52%, 9/25/2033 (a)	466	450
Series 2003-S9, Class P, PO, 10/25/2033 ‡	10	8
Series 2003-S9, Class A8, 5.25%, 10/25/2033	202	196
Series 2004-AR3, Class A1, 3.05%, 6/25/2034 (a)	31	30
Series 2004-AR3, Class A2, 3.05%, 6/25/2034 (a)	26	25
Series 2006-AR10, Class 2P, 2.77%, 9/25/2036 ‡ (a)	54	51
Series 2006-AR12, Class 2P, 2.64%, 10/25/2036 ‡ (a)	43	41
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 3.99%, 4/25/2035 ‡ (a)	484	38
Series 2005-2, Class 1A4, IF, IO, 4.04%, 4/25/2035 ‡ (a)	2,198	164
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	688	112
Series 2005-4, Class CB7, 5.50%, 6/25/2035	698	662
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	604	95
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	114	102
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	730	655
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	110	102
Total Collateralized Mortgage Obligations (Cost $209,443)		209,997
Commercial Mortgage-Backed Securities — 4.3%
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (c)	560	560
Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (a) (c)	1,300	1,110
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (c)	4,400	4,290
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.72%, 6/11/2041 ‡ (a) (c)	8	—
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (c)	3,500	3,503
Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (a) (c)	1,060	1,050

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2012-CR2, Class XA, IO, 1.43%, 8/15/2045 ‡ (a)	709	—
FHLMC Multi-Family WI Certificates
Series K138, Class AM, 1.89%, 3/25/2032	1,850	1,592
Series K146, Class A2, 2.92%, 7/25/2032	4,200	3,987
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 2.38%, 7/25/2041 (a) (c)	6,200	5,639
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	209	209
Series KS01, Class A2, 2.52%, 1/25/2023	345	345
Series KPLB, Class A, 2.77%, 5/25/2025	353	350
Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,563
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,467
Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,322
Series K070, Class A2, 3.30%, 11/25/2027 (a)	1,748	1,750
FNMA ACES
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (a)	663	669
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (a)	952	929
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (a)	8,274	8,221
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (a)	3,675	3,649
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (a)	2,347	2,348
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (a)	3,335	3,351
Series 2017-M5, Class A2, 3.12%, 4/25/2029 (a)	3,140	3,119
Series 2020-M50, Class A1, 0.67%, 10/25/2030	2,257	2,087
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,325	1,198
Series 2020-M50, Class X1, IO, 1.90%, 10/25/2030 (a)	20,837	1,971
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	593	574
Series 2021-M3, Class X1, IO, 1.97%, 11/25/2033 (a)	3,699	430
FREMF Mortgage Trust
Series 2014-K39, Class C, 4.16%, 8/25/2047 (a) (c)	4,650	4,626
Series 2020-K737, Class B, 3.30%, 1/25/2053 (a) (c)	550	526
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	998	970
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.44%, 11/15/2038 ‡ (a) (c)	335	—
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	2,050	1,961
Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (c)	2,685	2,474
Pendoor Proper 0.00%, 2/15/2026 ‡	4,150	4,077
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (c)	664	657
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	3,935	3,442
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (c)	2,236	2,233
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	854
Series 2012-C2, Class XA, IO, 1.04%, 5/10/2063 ‡ (a) (c)	2,311	—
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.23%, 3/15/2045 (a) (c)	400	387
Total Commercial Mortgage-Backed Securities (Cost $85,466)		82,490
U.S. Government Agency Securities — 0.7%
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	8,364
4.63%, 9/15/2060	304	342

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
Tennessee Valley Authority STRIPS
DN, 3.91%, 11/1/2025 (b)	5,000	4,548
DN, 5.32%, 6/15/2035 (b)	800	485
Total U.S. Government Agency Securities (Cost $13,943)		13,739
Municipal Bonds — 0.5% (j)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	420	486
State of California, Various Purpose GO, 7.30%, 10/1/2039	350	461
Total California		947
New York — 0.3%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	360	402
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., , 5.65%, 11/1/2040	1,825	2,090
Series 165, Rev., 5.65%, 11/1/2040	440	504
Series 174, Rev., , 4.46%, 10/1/2062	2,060	2,049
Total New York		5,045
Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	1,725
Ohio State University (The), General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	325	308
Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	1,548
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	200	200
Total Ohio		3,781
Total Municipal Bonds (Cost $9,116)		9,773
Foreign Government Securities — 0.5%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (c)	622	546
3.45%, 2/2/2061 (c)	550	439
Province of Quebec, 7.36%, 3/6/2026 (e)	377	429
Republic of Chile, 2.55%, 1/27/2032	497	439
Republic of Panama, 4.50%, 4/16/2050	325	286
Republic of Peru, 5.63%, 11/18/2050	88	98
Republic of South Africa, 5.88%, 9/16/2025	640	660
United Mexican States
4.13%, 1/21/2026	316	321
3.75%, 1/11/2028	1,216	1,195
2.66%, 5/24/2031	1,075	929
3.50%, 2/12/2034	1,252	1,101
4.60%, 1/23/2046	2,113	1,836
3.77%, 5/24/2061	772	555
Total Foreign Government Securities (Cost $10,016)		8,834

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 0.2% (d) (k)
Diversified Financial Services — 0.2%
OneSky, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031(Cost $3,539)	3,500	3,539
	SHARES (000)
Short Term Investments — 4.1%
Investment Companies — 4.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (l) (m) (Cost $77,563)	77,559	77,582
Total Investments — 103.7% (Cost $2,116,389)		1,985,347
Liabilities in Excess of Other Assets — (3.7)%		(70,762)
NET ASSETS — 100.0%		1,914,585

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2022.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(b)	The rate shown is the effective yield as of May 31, 2022.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2022.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Defaulted security.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of May 31, 2022.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$133,853	$85,183	$219,036
Collateralized Mortgage Obligations	—	194,882	15,115	209,997
Commercial Mortgage-Backed Securities	—	74,829	7,661	82,490
Corporate Bonds	—	513,166	—	513,166
Foreign Government Securities	—	8,834	—	8,834
Loan Assignments	—	3,539	—	3,539
Mortgage-Backed Securities	—	333,523	—	333,523
Municipal Bonds	—	9,773	—	9,773
U.S. Government Agency Securities	—	13,739	—	13,739
U.S. Treasury Obligations	—	513,668	—	513,668
Short-Term Investments
Investment Companies	77,582	—	—	77,582
Total Investments in Securities	$77,582	$1,799,806	$107,959	$1,985,347
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$59,313	$—	$(2,539)	$(47)	$7,458	$(4,020)	$29,153	$(4,135)	$—	$85,183
Collateralized Mortgage Obligations	14,123	—	(623)	(122)	9,625	(665)	2,401	(5,547)	(4,077)	15,115
Commercial Mortgage-Backed Securities	1,684	—	(255)	(15)	—(b)	—	2,563	(393)	4,077	7,661
Total	$75,120	$—	$(3,417)	$(184)	$17,083	$(4,685)	$34,117	$(10,075)	$—	$107,959

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Commercial Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(3,444).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2022
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$70,684	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (7.72%)
			Constant Default Rate	0.00% - 4.92% (0.04%)
			Yield (Discount Rate of Cash Flows)	4.23% - 7.14% (5.37%)

Asset-Backed Securities	70,684
	7,217	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 150.00% (95.18%)
			Constant Default Rate	0.00% - 6.69% (0.94%)
			Yield (Discount Rate of Cash Flows)	2.87% - 19.93% (5.98%)

Collateralized Mortgage Obligations	7,217
	3,584	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.00%)
			Yield (Discount Rate of Cash Flows)	2.25% - 6.09% (6.07%)

Commercial Mortgage-Backed Securities	3,584
Total	81,485

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2022, the value of these investments was $26,474. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (a) (b)	$80,987	$134,251	$137,660	$(10)	$14	$77,582	77,559	$83	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.